AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2007
                                                             File No. 333-119865
                                                              File No. 811-21113
--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 /X/
                         POST-EFFECTIVE AMENDMENT NO. 5

                                       and

                          REGISTRATION STATEMENT UNDER
                       INVESTMENT COMPANY ACT OF 1940 /X/
                                AMENDMENT NO. 13

                     CONSTELLATION INSTITUTIONAL PORTFOLIOS

               (Exact Name of Registrant as Specified in Charter)

                            303 Broadway, Suite 1100
                             Cincinnati, Ohio 45202

               (Address of Principal Executive Offices, Zip Code)

                                JILL T. MCGRUDER
                     CONSTELLATION INSTITUTIONAL PORTFOLIOS
                            303 BROADWAY, SUITE 1100
                             CINCINNATI, OHIO 45202

                                   Copies to:

                              JOHN M. FORD, ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                             PHILADELPHIA, PA 19103

       Title of Securities Being Registered...Units of Beneficial Interest
--------------------------------------------------------------------------------
It is proposed that this filing become effective (check appropriate box):

|_|   immediately upon filing pursuant to paragraph (b) of Rule 485
|X|   on _May 1, 2007_____, pursuant to paragraph (b) of Rule 485
|_|   60 days after filing pursuant to paragraph (a) of Rule 485
|_|   on [date], pursuant to paragraph (a) of Rule 485
|_|   75 days after filing pursuant to paragraph (a)(2) of Rule 485
--------------------------------------------------------------------------------

CONSTELLATION
INSTITUTIONAL PORTFOLIOS
--------------------------------------------------------------------------------
                                                                      PROSPECTUS
                                                                     May 1, 2007


CIP Sands Capital Institutional Growth Portfolio

CIP JSAM Large Cap Value Portfolio

CIP JSAM Value Portfolio


INVESTMENT MANAGER
Touchstone Advisors, Inc.


INVESTMENT SUB-ADVISERS
Sands Capital Management, LLC

JS Asset Management, LLC

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

                            PRIVACY PROTECTION POLICY

WE RESPECT YOUR PRIVACY

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today's world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

OUR PLEDGE TO OUR CLIENTS

o We collect only the information we need to service your account and administer our business.

o We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

o     We make every effort to ensure the accuracy of your information.

WE COLLECT THE FOLLOWING NONPUBLIC PERSONAL INFORMATION ABOUT YOU:

o Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

o Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

CATEGORIES OF INFORMATION WE DISCLOSE AND PARTIES TO WHOM WE DISCLOSE

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

WE PLACE STRICT LIMITS AND CONTROLS ON THE USE AND SHARING OF YOUR INFORMATION

o We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

o We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

o We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

o     We will not sell your personal information to anyone.

WE MAY PROVIDE INFORMATION TO SERVICE YOUR ACCOUNT

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Constellation Institutional Portfolios, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group(R)

          THE PRIVACY PROTECTION POLICY IS NOT PART OF THE PROSPECTUS.

ABOUT THIS PROSPECTUS

Constellation Institutional Portfolios (the "Trust") is a mutual fund family that offers several investment portfolios (the "Portfolios"). The Portfolios have different investment objectives and strategies. This prospectus gives you important information about the shares of the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is general information you should know about risk and return that is common to each Portfolio. For more detailed information about the Portfolios, please see:

      3     CIP Sands Capital Institutional Growth Portfolio

      6     CIP JSAM Large Cap Value Portfolio

      9     CIP JSAM Value Portfolio

      12    Investments and Portfolio Management

      15    Purchasing, Selling and Exchanging Portfolio Shares

      19    Dividends, Distributions and Taxes

      20    Financial Highlights

To obtain more information about the Trust, please refer to the back cover of the Prospectus.

                                                                 Prospectus    1

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------

Each Portfolio is a mutual fund. Generally, a mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Each Portfolio has its own investment objective and strategies for reaching that objective. Each sub-adviser (a "sub-adviser"), under the direction and oversight of Touchstone Advisors, Inc., the investment manager to the Trust (the "Manager"), invests each Portfolio's assets in a way that it believes will help the Portfolio achieve its objective.

RISK/RETURN INFORMATION COMMON TO THE PORTFOLIOS

Investing in the Portfolios involves risk and there is no guarantee that a Portfolio will achieve its objective. A sub-adviser's judgment about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job a sub-adviser does, you could lose money on your investment in a Portfolio. A Portfolio share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect the companies that issue these securities. These price movements, sometimes called volatility, may be greater or less, depending on the types of securities a Portfolio owns and the markets in which they trade. Some Portfolios own more securities in a single sector of the economy than other sectors, which may have a large impact on a Portfolio's performance. The effect of a change in the value of a single security on a Portfolio's share price will depend on how widely the Portfolio diversifies its holdings across companies, industries or sectors.

2    Prospectus

--------------------------------------------------------------------------------
CIP SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE...   Long-term capital appreciation

INVESTMENT FOCUS.......   Common stocks of U.S. large capitalization companies

--------------------------------------------------------------------------------
PRINCIPAL STRATEGY

The Portfolio invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies with above-average potential for revenue and earnings growth. This is a non-fundamental investment policy that the Portfolio can change upon 60 days' prior notice to shareholders. The Portfolio emphasizes investments in large capitalization growth companies. For purposes of this Portfolio, large capitalization companies are defined as companies with minimum market capitalizations at the time of purchase of $10 billion. The weighted average market capitalization of these companies is generally in excess of $40 billion, and the Portfolio generally does not invest in companies that have market capitalizations of less than $2 billion. The Portfolio will typically own between 25 and 30 stocks.

The Portfolio's sub-adviser, Sands Capital Management, LLC ("Sands Capital"), seeks companies with above average potential for growth in revenue and earnings, and with capital appreciation potential. In addition, Sands Capital looks for companies that have a leadership position or proprietary niche that appears to be sustainable, that demonstrate a clear mission in an understandable business, that exhibit financial strength and that are valued reasonably in relation to comparable companies in the market. Sands Capital generally considers selling a security when the prospects for future growth do not look promising.

PRINCIPAL RISKS

Because it purchases common stocks, the Portfolio is subject to the risk that stock prices will fall over short or long periods of time. The Portfolio's investment approach is intended to provide long-term capital appreciation, which has the potential for price volatility associated with owning equity securities. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may change drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Portfolio. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Portfolio is subject to the risk that its primary market segment, investments in larger, growing companies, may underperform other market segments or the equity markets as a whole. Moreover, the sub-adviser's approach may be contrary to general investment opinion at times or otherwise fail to produce the desired results, causing the Portfolio to underperform funds that also seek long-term capital appreciation but use different approaches to select stocks.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns.

The performance of large capitalization companies may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities. The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, these stocks may be more volatile than those of larger companies.

The Portfolio is non-diversified, which means that it may invest a greater percentage of its assets in the securities of a limited number of issuers than other mutual funds. As a non-diversified fund, the Portfolio's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

                                                                 Prospectus    3

--------------------------------------------------------------------------------
CIP SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Portfolio. The Portfolio's past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows the performance of the Portfolio for one year. The performance information shown is based on a full calendar year.

[BAR CHART OMITTED]

2006       -5.85%

                 Best Quarter
                 4th Quarter 2006            2.87%

                 Worst Quarter
                 2nd Quarter 2006           -7.85%

This table compares the Portfolio's average annual total returns (before and after taxes) for the periods ended December 31, 2006, to those of the Russell 1000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


                                                                                   Since Inception
                                                                  1 Year             (1-21-2005)
                                                              ---------------      ---------------
Return Before Taxes                                                     -5.85%                5.52%

Return After Taxes on Distributions                                     -5.85%                5.52%

Return After Taxes on Distributions and Sale of Fund Shares             -3.80%(1)             4.71%

Russell 1000 Growth Index(2)                                             9.07%                9.34%

(1) When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes", it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

(2) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

4    Prospectus

--------------------------------------------------------------------------------
CIP SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.

SHAREHOLDER FEES
(fees paid directly from your investment))
Redemption Fee (as a percentage of amount redeemed, if applicable)      None(1)

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses deducted from Portfolio assets))

Management Fees                                                         0.78%
Distribution (12b-1) Fees                                               None
Other Expenses                                                          0.02%
                                                                      ------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                               0.80%(2)

(1) A $10 fee may be imposed for wire transfers of redemption proceeds.

(2) The Portfolio pays a unified fee of 0.78% of assets under management to the Manager for certain Portfolio expenses, including management and administration. The unified fee does not include the costs of any interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, or certain extraordinary expenses. Other than brokerage or other transaction costs, federal and state registration and licensing fees and costs associated with providing prospectuses and periodic reports to current shareholders, the Portfolio does not anticipate incurring costs or expenses during the next 12 month period.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Portfolio's operating expenses remain the same and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Portfolio would be:


                                               1 YEAR    3 YEARS   5 YEARS   10 YEARS
SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO   $   82    $   255   $   444   $   990

                                                                 Prospectus    5

--------------------------------------------------------------------------------
CIP JSAM LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE...   Long-term growth of capital and income

INVESTMENT FOCUS.......   Common stocks of large capitalization companies

--------------------------------------------------------------------------------

PRINCIPAL STRATEGY

The Portfolio invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. and foreign companies with large market capitalizations that the sub-adviser, JS Asset Management, LLC ("JSAM"), believes have below-average valuations in light of their improving business fundamentals. For purposes of this Portfolio, large capitalization companies are defined as companies with market capitalizations in excess of the median market capitalization of companies in the Russell 1000 Value Index ($5.6 billion as of March 31, 2007). The Portfolio generally will own approximately 40 stocks.

The Portfolio may invest in foreign equity securities principally traded on non-U.S. exchanges as well as those traded in the U.S. in the form of American Depositary Receipts ("ADRs"). JSAM may use futures and options contracts for hedging purposes. The Portfolio's investments may include companies in the technology sector. Any income generated by the Portfolio will come from dividend-paying common stocks.

JSAM employs a "value" approach to stock selection, looking for stocks of companies with below-average valuations whose business fundamentals are expected to improve. In determining a company's valuation, JSAM considers factors such as price-to-cash flow, price-to-earnings and price-to-book ratios. JSAM seeks to identify the key drivers of a company's fundamental results and catalysts for change that may point to improving fundamentals in the future, such as new management or new or improved products. JSAM generally sells a security when it reaches a target price, or when it concludes that a company's business fundamentals are weakening.

The Portfolio's objective and principal strategies are fundamental and may not be changed without shareholder approval.

PRINCIPAL RISKS

Because it purchases common stocks, the Portfolio is subject to the risk that stock prices will fall over short or long periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may change drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Portfolio. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Issuers of foreign securities are usually not subject to the same degree of reporting, accounting and auditing regulation as U.S. issuers. Also, economic, political and diplomatic developments can adversely affect the Portfolio's investments in a foreign country, as can conditions in the securities markets where foreign stocks are principally traded.

Receipts (which include ADRs) are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. The Portfolio may invest in both sponsored and unsponsored ADRs.

Futures contracts and options may be used to hedge against adverse changes in the market value of securities held by or to be bought for the Portfolio, or to lock in unrealized appreciation. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option gives the purchaser the right, in exchange for a premium, to assume a position in a security or futures contract at a specified exercise price during the term of the option. Even a small investment in derivative instruments can have a large impact. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings.

6   Prospectus

--------------------------------------------------------------------------------
CIP JSAM LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

The Portfolio is subject to the risk that large capitalization value stocks may underperform other types of stocks or the equity markets as a whole. Moreover, JSAM's approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Portfolio to underperform funds that also seek long-term growth of capital and income but use different approaches to select stocks.

The Portfolio is subject to the risk that its investments in the technology sector may at times be subject to greater market fluctuation than other sectors.

The Portfolio is non-diversified, which means that it may invest a greater percentage of its assets in the securities of a limited number of issuers than other mutual funds. As a non-diversified fund, the Portfolio's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Portfolio for one year. The performance information shown is based on a full calendar year.

[BAR CHART OMITTED]

2006        17.32%

                    Best Quarter
                    4th Quarter 2006           10.02%

                    Worst Quarter
                    2nd Quarter 2006           -1.87%

This table compares the Portfolio's average annual total returns (before and after taxes) for the periods ended December 31, 2006, to those of the Russell 1000 Value Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


                                                                                 Since Inception
                                                                  1 Year           (6-20-2005)
                                                              ---------------    ---------------
Return Before Taxes                                                     17.32%             12.02%
Return After Taxes on Distributions                                     15.19%             10.36%
Return After Taxes on Distributions and Sale of Fund Shares             11.72%              9.44%
Russell 1000 Value Index(1)                                             22.25%             16.32%

(1) The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

                                                                Prospectus  |  7

--------------------------------------------------------------------------------
CIP JSAM LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.

SHAREHOLDER FEES
(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if applicable)      None(1)

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses deducted from Portfolio assets)

Management Fees                                                         0.70%
Distribution (12b-1) Fees                                               None
Other Expenses                                                          0.05%
                                                                      ------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                               0.75%(2)

(1) A $10 fee may be imposed for wire transfers of redemption proceeds.

(2) The Portfolio pays a unified fee of 0.70% of assets under management to the Manager for certain Portfolio expenses, including management and administration. The unified fee does not include the costs of any interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, or certain extraordinary expenses. Other than brokerage or other transaction costs, federal and state registration and licensing fees and costs associated with providing prospectuses and periodic reports to current shareholders, the Portfolio does not anticipate incurring costs or expenses during the next 12 month period.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Portfolio's operating expenses remain the same and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Portfolio would be:

                                 1 YEAR    3 YEARS   5 YEARS   10 YEARS
JSAM LARGE CAP VALUE PORTFOLIO   $   77    $   240   $   417   $   930

8   Prospectus

--------------------------------------------------------------------------------
CIP JSAM VALUE PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE...   Long-term growth of capital and income

INVESTMENT FOCUS.......   Common stocks

--------------------------------------------------------------------------------

PRINCIPAL STRATEGY

The Portfolio invests, under normal market conditions, in common stocks of U.S. and foreign companies that the sub-adviser, JSAM, believes have below-average valuations in light of their improving business fundamentals. The Portfolio can invest in companies of any size although JSAM intends to primarily invest the Portfolio's assets in stocks of companies with market capitalizations in excess of $1 billion.

The Portfolio generally will own approximately 50 stocks. The Portfolio may invest in foreign equity securities principally traded on non-U.S. exchanges as well as those traded in the U.S. in the form of ADRs. JSAM may use futures and options contracts to hedge against adverse changes in the market value of securities held by or to be bought for the Portfolio, or to lock in unrealized appreciation. Any income generated by the Portfolio will come from dividend-paying common stocks.

JSAM employs a "value" approach to stock selection, looking to acquire stocks of companies with below-average valuations whose business fundamentals are expected to improve. In determining a company's valuation, JSAM considers factors such as price-to-cash flow, price-to-earnings and price-to-book ratios. JSAM seeks to identify the key drivers of a company's fundamental results and catalysts for change that may point to improving fundamentals in the future, such as new management and new or improved products. JSAM generally sells a security when it reaches a target price, or when it concludes that a company's business fundamentals are weakening.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option gives the purchaser the right, in exchange for a premium, to assume a position in a security or futures contract at a specified exercise price during the term of the option.

The Portfolio's objective and principal strategies are fundamental and may not be changed without shareholder approval.

PRINCIPAL RISKS

Because it purchases common stocks, the Portfolio is subject to the risk that stock prices will fall over short or long periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may change drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Portfolio. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Issuers of foreign securities are usually not subject to the same degree of reporting, accounting and auditing regulation as U.S. issuers. Also, economic, political and diplomatic developments can adversely affect the Portfolio's investments in a foreign country, as can conditions in the securities markets where foreign stocks are principally traded.

Receipts (which include ADRs) are securities which evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. The Portfolio may invest in both sponsored and unsponsored ADRs.

The Portfolio's use of futures and options may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Portfolio to experience higher losses than a fund that does not use derivatives, In addition, the Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings.

                                                                Prospectus     9

--------------------------------------------------------------------------------
CIP JSAM VALUE PORTFOLIO
--------------------------------------------------------------------------------

Small and medium sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. As a consequence, stocks of these issuers may be more volatile than those of larger companies.

The Portfolio is subject to the risk that value stocks may underperform other types of stocks or the equity markets as a whole. Moreover, JSAM's approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Portfolio to underperform funds that also seek long-term growth of capital and income, but use different approaches to select stocks.

The Portfolio is non-diversified, which means that it may invest a greater percentage of its assets in the securities of a limited number of issuers than other mutual funds. As a non-diversified fund, the Portfolio's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.


PERFORMANCE INFORMATION

The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Portfolio for one year. The performance information shown is based on a full calendar year.

[BAR CHART OMITTED]

2006        14.35%

                  Best Quarter
                  4th Quarter 2006           14.65%

                  Worst Quarter
                  2nd Quarter 2006           -7.92%

This table compares the Portfolio's average annual total returns (before and after taxes) for the periods ended December 31, 2006, to those of the Russell Midcap Value Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


                                                                                 Since Inception
                                                                  1 Year           (6-17-2005)
                                                              ---------------    ---------------
Return Before Taxes                                                     14.35%             12.40%
Return After Taxes on Distributions                                     10.81%              9.85%
Return After Taxes on Distributions and Sale of Fund Shares              9.70%              9.22%
Russell Midcap Value Index(1)                                           20.22%             17.46%

(1) The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with a less than average growth orientation.

10   Prospectus

--------------------------------------------------------------------------------
CIP JSAM VALUE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.

SHAREHOLDER FEES
(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if applicable)      None(1)

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses deducted from Portfolio assets)

MANAGEMENT FEES                                                         0.80%
Distribution (12b-1) Fees                                               None
Other Expenses                                                          0.10%
                                                                      ------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                               0.90%(2)

(1) A $10 fee may be imposed for wire transfers of redemption proceeds.

(2) The Portfolio pays a unified fee of 0.80% of assets under management to the Manager for certain Portfolio expenses, including management and administration. The unified fee does not include the costs of any interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, or certain extraordinary expenses. Other than brokerage or other transaction costs, federal and state registration and licensing fees and costs associated with providing prospectuses and periodic reports to current shareholders, the Portfolio does not anticipate incurring costs or expenses during the next 12 month period.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Portfolio operating expenses remain the same and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Portfolio would be:

                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
JSAM VALUE PORTFOLIO   $   92    $   287   $   498   $ 1,108

                                                                Prospectus    11

--------------------------------------------------------------------------------
INVESTMENTS AND PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENTS AND PORTFOLIO MANAGEMENT

In addition to the investments and strategies described in this prospectus, each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies are described in detail in the Trust's Statement of Additional Information ("SAI").

The investments and strategies described in this prospectus are those that the Portfolios use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Portfolio may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Portfolio's objectives. A Portfolio will do so only if the Manager or the Portfolio's sub-adviser believes that the risk of loss in using the Portfolio's normal strategies and investments outweighs the opportunity for gains.

PORTFOLIO COMPOSITION

The Sands Capital Institutional Growth Portfolio and the JSAM Large Cap Value Portfolio have adopted policies to invest, under normal circumstances, at least 80% of the value of their "assets" in certain types of investments suggested by their name (the "80% Policy"). For purposes of this 80% Policy, the term "assets" means net assets plus the amount of borrowings for investment purposes. A Portfolio must comply with its 80% Policy at the time the Portfolio invests its assets. Accordingly, when a Portfolio no longer meets its 80% Policy because of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings but would have to make any new investments in such a way to comply with the 80% Policy.

PORTFOLIO TURNOVER

Each Portfolio may sell its portfolio securities, regardless of the length of time that they have been held, if the Manager and/or sub-adviser determines that it would be in the Portfolio's best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Manager's or sub-adviser's control. These transactions will increase a Portfolio's "portfolio turnover." A 100% portfolio turnover rate would occur if all of the securities in a Portfolio were replaced during a given period. High turnover rates generally result in higher brokerage costs to the Portfolio and in higher net taxable gain for shareholders, and may reduce the Portfolio's returns.

THE MANAGER

Touchstone Advisors, Inc. ("Touchstone Advisors"), a registered investment adviser, located at 303 Broadway, Suite 1100, Cincinnati, OH 45202, serves as investment manager to each Portfolio. Touchstone Advisors has been a registered investment adviser since 1994. As of December 31, 2006, Touchstone Advisors had approximately $7.8 billion in assets under management.

As the Portfolios' manager, Touchstone Advisors administers the Portfolios' investment programs and ensures compliance with the Portfolios' investment policies and guidelines in exchange for a unified management fee equal to a percentage of the average daily net assets of each Portfolio. During the fiscal year ended December 31, 2006, the Portfolios paid the following management fees:

     Sands Capital Institutional Growth Portfolio     0.78% of average daily net assets
     JSAM Large Cap Value Portfolio                   0.70% of average daily net assets
     JSAM Value Portfolio                             0.80% of average daily net assets

Under the unified fee arrangement, Touchstone Advisors is responsible for compensating any third party engaged by Touchstone Advisors to provide services under its supervision, including sub-advisers, sub-administrators, transfer and dividend disbursing agents, and custodians. Touchstone Advisors is also responsible for fees of the independent Trustees, the independent registered public accounting firm and legal counsel. The unified fee arrangement does not include the costs of any interest, taxes, dues, fees and other charges of governments and their agencies including the costs of qualifying shares for sale in any jurisdiction, or brokerage or other transaction costs. In addition, the unified fee does not include legal and audit fees and other costs in contemplation of or arising out of litigation or administrative actions to which the Portfolios, its officers or Trustees are a party or incurred in anticipation of becoming a party.

12    Prospectus

--------------------------------------------------------------------------------
INVESTMENTS AND PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

THE SUB-ADVISERS

Sands Capital Management, LLC ("Sands Capital") located at 1100 Wilson Boulevard, Suite 3050, Arlington, VA 22209, is registered under the Investment Advisers Act of 1940 and serves as the sub-adviser to the Sands Capital Institutional Growth Portfolio. As sub-adviser, Sands Capital makes investment decisions for this Portfolio and also ensures compliance with the Portfolio's investment policies and guidelines. As of December 31, 2006, Sands Capital had approximately $19.6 billion in assets under management.

Sands Capital is entitled to receive investment sub-advisory fees from Touchstone Advisors based on the monthly average net value of the Portfolio's assets, as follows:

  Sands Capital Institutional Growth Portfolio     0.45% of average daily net assets

JS Asset Management, LLC ("JSAM") located at One Tower Bridge, 100 Front Street, Suite 501, West Conshohocken, PA 19428, is registered under the Investment Advisers Act of 1940 and serves as the sub-adviser to the JSAM Large Cap Value and JSAM Value Portfolios. As sub-adviser, JSAM makes investment decisions for these Portfolios and also ensures compliance with each Portfolio's investment policies and guidelines. As of December 31, 2006, JSAM had approximately $210.5 billion in assets under management.

JSAM is entitled to receive investment sub-advisory fees from Touchstone Advisors based on the monthly average net value of the Portfolio's assets, as follows:

         JSAM Large Cap Value Portfolio     0.40% on assets up to $250 million
                                            0.35% on assets over $250 million

         JSAM Value Portfolio               0.50% on assets up to $250 million
                                            0.45% on assets over $250 million

Related Performance Information for Similar Accounts Managed by Sands Capital

Sands Capital has substantial experience in managing investment companies and other accounts with substantially similar investment objectives, policies, and principal investment strategies as the Sands Capital Institutional Growth Portfolio.

The tables below are designed to show you how composites of all similar growth equity accounts managed by Sands Capital performed over various periods in the past. The accounts comprising the Sands Capital Growth Equity Composite have investment objectives, policies and principal strategies that are substantially similar to those of the Portfolio. The performance information is calculated in accordance with CFA Institute (formerly, AIMR) standards.

Sands Capital Growth Equity Composite

The table below shows the returns for the Sands Capital Growth Equity Composite compared with the Russell 1000 Growth Index for the periods ending December 31, 2006. The returns of the Sands Capital Growth Equity Composite reflect deductions of account fees and expenses (including advisory fees), and assume all dividends and distributions have been reinvested. The returns of the Russell 1000 Growth Index assume all dividends and distributions have been reinvested.

This information is designed to demonstrate the historical track record of Sands Capital. It does not indicate how the Sands Capital Institutional Growth Portfolio has performed or will perform in the future. Performance will vary based on many factors, including market conditions, the composition of the Portfolio's holdings and the Portfolio's expenses.

The Sands Capital Growth Equity Composite includes accounts managed by Sands Capital that pay lower expenses than those paid by shareholders of the Sands Capital Institutional Growth Portfolio. Higher expenses reduce returns to investors. Accounts contained in the composite also may not be subject to the diversification rules, tax restrictions and investment limits under the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Sands Capital.

                                                                Prospectus    13

--------------------------------------------------------------------------------
INVESTMENTS AND PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

Average Annual Returns as of December 31, 2006


                                        1 YEAR AVERAGE   3 YEAR AVERAGE   5 YEAR AVERAGE   10 YEAR AVERAGE
                                         ANNUAL RETURN    ANNUAL RETURN    ANNUAL RETURN     ANNUAL RETURN
SANDS CAPITAL GROWTH EQUITY COMPOSITE       -5.68%            7.90%            4.49%             9.75%
RUSSELL 1000 GROWTH INDEX                    9.07%            6.87%            2.69%             5.44%

Average Annual Returns - 1992 to 2006 as of December 31, 2006

                              SANDS CAPITAL                 RUSSELL
                              GROWTH EQUITY               1000 GROWTH
                                COMPOSITE                    INDEX

2006                              -5.68%                     9.07%
2005                              10.53%                     5.26%
2004                              20.53%                     6.30%
2003                              36.26%                    29.75%
2002                             -27.24%                   -27.88%
2001                             -15.79%                   -20.42%
2000                             -18.38%                   -22.42%
1999                              47.57%                    33.16%
1998                              54.11%                    38.71%
1997                              30.22%                    30.49%
1996                              38.12%                    23.12%
1995                              42.31%                    37.19%
1994                               3.21%                     2.66%
1993                              -0.35%                     2.90%
1992                               5.76%                     5.00%

PORTFOLIO MANAGERS

The Sands Capital Institutional Growth Portfolio is managed by the team of Frank
M. Sands, Sr., Frank M. Sands, Jr., and David E. Levanson. Frank M. Sands, Sr., CFA, Chief Executive Officer and Chief Investment Officer, co-founded Sands Capital in 1992. He has 32 years of investment experience. Frank M. Sands, Jr., CFA, President, Director of Research and Senior Portfolio Manager, joined Sands Capital in June 2000. He has 12 years of investment experience. David E. Levanson, CFA, Senior Research Analyst, Senior Portfolio Manager and Director of U.S. Mutual Funds, rejoined Sands Capital in June 2002. Previously he was a Research Analyst with MFS Investment Management from 1999 to 2002. He has 15 years of investment experience.

The JSAM Large Cap Value and JSAM Value Portfolios are managed by John Schneider. John Schneider founded JSAM in March 2005 and serves as its President and Chief Investment Officer. From 1999 to 2005, he was a Portfolio Manager with PIMCO Equity Advisors, where he managed two mutual funds with over $10 billion in assets. He has over 20 years of investment experience.

The SAI provides additional information about the portfolio managers' compensation, their other accounts managed and their ownership of securities in the Portfolios. A discussion of the basis for the Board of Trustees approval of the Portfolios' management and sub-advisory agreements appears in the Trust's June 30, 2006 Semi-Annual Report.

14   Prospectus

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES
--------------------------------------------------------------------------------

INVESTING IN THE PORTFOLIOS

Each Portfolio has a minimum investment amount. The Sands Capital Institutional Growth Portfolio requires a minimum initial investment of $1 million. The JSAM Large Cap Value Portfolio and the JSAM Value Portfolio each require a minimum initial investment of $500,000. The Portfolios, through the Manager, may waive these minimum amounts at their sole discretion.

Note: These minimums are not applicable to investments by employees and benefit plans covering employees of the sub-advisers.

The Trust, in its sole discretion, may accept or reject any investment in the Portfolios.

All purchase orders on a given day must be received by the Trust's transfer agent (or an authorized agent) ("Transfer Agent") by the close of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, in order to receive that day's net asset value ("NAV"). Purchase orders received after the close of the NYSE will be executed at the NAV determined on the next Business Day. A Business Day is any day on which the NYSE is open for trading.

The Transfer Agent will only accept purchase or exchange requests that are in good order ("Good Order"). Good Order requires that the purchaser provide a completed and signed account application, including the purchaser's name, street address, tax identification number, and other identification required by law or regulation.

Addresses for sending a new account application and correspondence

BY MAIL TO:                               BY OVERNIGHT COURIER TO:
Constellation Institutional Portfolios    Constellation Institutional Portfolios
c/o PFPC Inc.                             c/o PFPC Inc.
P.O. Box 9797                             101 Sabin Street
Providence, RI 02940                      Pawtucket, RI 02860-1427

Purchases can be made by wiring funds. Wires must be sent according to the following instructions:

o     Contact Touchstone of your financial advisor for further instructions.

o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number when remitting the funds.

o     Your bank may charge a fee for handling wire transfers.

o Purchase in the Funds will be processed at that day's NAV (or public offering price, if applicable) if Touchstone receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading.

The Transfer Agent can accept checks, but not cash, cashier's checks, traveler's checks, money orders, credit cards, credit card checks, or third-party checks (except for properly endorsed IRA rollover checks). Your check must be made payable to Constellation Institutional Portfolios.

You may also purchase shares through a broker or other intermediary, which may charge a fee for its services. Such broker or other intermediary may set different (i.e., earlier) requirements for the receipt of purchase or redemption orders.

FOREIGN INVESTORS

The Trust does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Portfolio subject to the satisfaction of enhanced due diligence. Please contact the Investor Services Team, at 1-800-304-2459, for more information.

                                                                 Prospectus   15

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES
--------------------------------------------------------------------------------

CUSTOMER IDENTIFICATION AND VERIFICATION

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Portfolio may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Portfolio reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (normally 4:00 p.m. Eastern Time) on the day your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

PORTFOLIO HOLDINGS

A description of the Portfolios' policies and procedures with respect to the disclosure of portfolio security holdings is available in the SAI.

HOW SHARE PRICES ARE CALCULATED

The price per share (the "offering price") will be the NAV per share next determined after a Portfolio receives your purchase order. The NAV for one share is the value of that share's portion of the net assets of the Portfolio. The Portfolios calculate their NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m. Eastern Time). In the event that a Portfolio owns a foreign security, the Portfolio would generally value the foreign security as of the close of the security's primary market.

In calculating NAV, the Portfolios generally value their securities at market price. If market prices are unavailable or the Manager, the applicable sub-adviser, or their respective agents believe that market prices are unreliable, Portfolio management may determine a fair value price in good faith using methods approved by the Board of Trustees. The Portfolios will not calculate NAV on days on which the NYSE is closed for trading.

If a Portfolio uses fair value pricing to value its securities, it may value those securities higher or lower than another fund that uses market quotations or its own fair value procedures to price the same securities. While the use of fair value pricing is intended to result in an NAV calculation that fairly reflects security values as of the time of pricing, fair values determined pursuant to the Portfolios' procedures may not accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing.

With respect to investments in the stocks of U.S. companies that are traded on U.S. exchanges, the Portfolios expect that there would be limited circumstances in which the Portfolios would use fair value pricing - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Portfolio calculated its NAV.

SELLING PORTFOLIO SHARES

You may sell your shares on any Business Day by contacting the Trust directly by mail or by telephone if you selected telephone privileges when you opened your account. All redemption orders received by the Trust in good order by the close of the NYSE will receive that day's NAV, and any requests received after that time will receive the NAV determined on the next Business Day.

o By Mail - If you wish to redeem shares of the Portfolios, you should send a letter addressed as follows:

BY MAIL TO:                               BY OVERNIGHT COURIER TO:
Constellation Institutional Portfolios    Constellation Institutional Portfolios
c/o PFPC Inc.                             c/o PFPC Inc.
P.O. Box 9797                             101 Sabin Street
Providence, RI 02940                      Pawtucket, RI 02860-1427

16    Prospectus

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES
--------------------------------------------------------------------------------

The letter must include your name, the name of the Portfolio and account number and the amount of your request. All owners of the account must sign the letter. All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

o By Phone - You may redeem shares by telephone unless you have specifically declined this option by marking the appropriate section on your Account Application. You may redeem shares of the Portfolios by calling 1-800-304-2459 and speaking to one of our representatives.

REDEMPTIONS IN KIND

While the Portfolios generally pay sale (redemption) proceeds in cash, the Portfolios reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale, as with any redemption. In addition, the securities that you receive would be subject to market risk until they were sold. Redemptions in kind will be made when the Board determines that it would be detrimental to a Portfolio to make payment in cash.

RECEIVING YOUR MONEY

Normally, the Portfolios will send your sale proceeds within three Business Days after they receive your request, but it may take up to seven days. If you are selling Portfolio shares that were recently purchased by check, the Trust reserves the right to hold your proceeds until your check for the purchase of the shares clears the bank.

MARKET TIMING POLICIES AND PROCEDURES

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. In addition, there are specific risks that apply to investments in smaller capitalization securities that may impact the JSAM Value Portfolio. These include the risk that a small cap security may be so thinly traded that its price is stale, causing a portfolio that holds a large position of that security to be a target for market timers. The Portfolios will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Portfolio shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Portfolios by shareholders. The Portfolios will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If a Portfolio has reason to believe that a shareholder has engaged in excessive short-term trading, the Portfolio may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder's accounts. While a Portfolio cannot assure the prevention of all excessive trading and market timing, by making these judgments the Portfolio believes it is acting in a manner that is in the best interests of its shareholders. However, because the Portfolios cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Portfolios within 2 weeks of an earlier purchase or exchange request out of any Portfolio, or (ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Portfolio to another Portfolio and back to the original Portfolio. If a shareholder exceeds these limits, the Portfolios may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Portfolios may also restrict or refuse to process purchases by the shareholder.

Financial intermediaries (such as investment advisors and broker-dealers) often establish omnibus accounts in the Portfolios for their customers in which transactions are placed. If a Portfolio identifies excessive trading in such an account, the Portfolio may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Portfolio. In accordance with Rule 22c-2 under the 1940 Act, the Portfolios have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) adopt and enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Portfolios; (2) furnish the Portfolios, upon their request, with information regarding customer trading activities in shares of the Portfolios; and (3) enforce its market-timing policy with respect to customers identified by the Portfolios as having engaged in market timing. When information regarding transactions in the Portfolios' shares is requested by the Portfolios and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Portfolios have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolios, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolios on behalf of other persons.

                                                                Prospectus    17

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES
--------------------------------------------------------------------------------

The Portfolios apply these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. The Portfolios have no arrangements to permit any investor to trade frequently in shares of the Portfolios, nor will they enter into any such arrangements in the future.

EXCHANGING PORTFOLIO SHARES

When you exchange shares, you are selling your shares and buying other Portfolio shares. Your sale price and purchase price will be based on the NAV next calculated after the Transfer Agent receives your exchange request. In order to exchange shares of one Portfolio for shares of another Portfolio, the account registration for the new account must be identical to the old account. Otherwise you will be required to complete and sign an additional New Account Application.

The Portfolios may change or cancel the exchange privilege at any time upon 60 days' prior notice. You may exchange your shares on any Business Day by calling the Portfolios at 1-800-304-2459.

TELEPHONE TRANSACTIONS

You may redeem or exchange shares by telephone unless you have specifically declined this option by marking the appropriate section on your Account Application. While we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we will not be responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transacts business with us over the telephone or via our website, you will generally bear the risk of any loss.

HOUSEHOLDING POLICY

The Portfolios will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, contact the Transfer Agent and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Portfolios through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your Account Application.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Portfolios may suspend your right to redeem your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.

DISTRIBUTION OF PORTFOLIO SHARES

Touchstone Securities, Inc. (the "Distributor"), a registered broker-dealer, is the principal underwriter of the Portfolios.

The Distributor is an affiliate of the Manager, and receives no compensation for distributing shares of the Portfolios.

18    Prospectus

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Portfolios distribute their income, if any, quarterly as a dividend to shareholders. The Portfolios distribute capital gains, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To make or change your election, simply send the Trust a written notice.

FEDERAL INCOME TAXES

Please consult your tax advisor regarding your specific questions about federal, state, local and foreign income taxes. Summarized below are some important tax issues that affect the Portfolios and their shareholders. This summary is based on current tax laws, which may change.

Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Portfolios may be taxable whether or not you reinvest them or take them in cash. The Portfolios' net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates, except to the extent they are designated as qualified dividend income. Dividends that the Portfolios designate as dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower brackets). Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Portfolio. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income will cease to apply to taxable years beginning after December 31, 2008.

Each sale or exchange of Portfolio shares may be a taxable event. For tax purposes, an exchange of Portfolio shares for shares of another Portfolio is treated the same as a sale. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, and generally will be treated as long term if you held the shares longer.

If you are investing through a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain deductions until you begin receiving distributions from your retirement account.

For a more complete discussion of the federal income tax consequences of investing in the Portfolios, see the SAI.

INVESTOR INQUIRIES

Investor inquiries should be addressed to Constellation Institutional Portfolios, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, or you may call 1-800-304-2459.

                                                                Prospectus    19

FINANCIAL HIGHLIGHTS

The financial highlights table for the Portfolios is intended to help you understand the Portfolios' financial performance during the period of their operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal year ended December 31, 2006 were audited by Ernst & Young LLP ("E&Y"), independent registered public accountants. The financial highlights for all other periods were audited by another independent registered public accountant. E&Y's report, along with the Trust's financial statements and related notes, appears in the 2006 Annual Report, which is available at no charge upon request by calling 1-800-543-0407. The 2006 Annual Report has been incorporated by reference into the SAI.

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.


                                         CIP Sands Capital                   CIP JSAM
                                           Institutional                     Large Cap                         CIP JSAM
                                         Growth Portfolio                 Value Portfolio                   Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                     For the         For the           For the        For the           For the        For the
                                    Year Ended     Period Ended       Year Ended    Period Ended       Year Ended    Period Ended
                                   December 31,    December 31,      December 31,   December 31,      December 31,   December 31,
                                      2006            2005(1)           2006           2005(2)           2006           2005(3)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period             $      11.79    $      10.00      $       9.97   $      10.00      $      10.33   $      10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment
 Operations:
  Net investment income (loss)            (0.04)          (0.02)             0.12           0.05              0.02           0.02
  Net realized and unrealized
     gains (losses) on
     investments                          (0.65)           1.81              1.59           0.09              1.45           0.45
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment
         operations                       (0.69)           1.79              1.71           0.14              1.47           0.47
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
 Distributions from net
   investment income                         --              --             (0.12)         (0.05)            (0.02)         (0.02)
    Distributions from capital
     gains                                   --              --             (0.61)         (0.12)            (1.13)         (0.12)
------------------------------------------------------------------------------------------------------------------------------------
       Total distributions                   --              --             (0.73)         (0.17)            (1.15)         (0.14)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $      11.10    $      11.79      $      10.95   $       9.97      $      10.65   $      10.33
====================================================================================================================================
Total Return                              (5.85)%         17.90%**          17.32%          1.43%**          14.35%          4.69%**
Ratios/Supplemental Data
   Net assets, end of period
     (000):                        $  1,234,451    $    615,503      $     21,846   $     14,673      $     10,202   $      7,714
   Ratio of expenses to
     average net assets:                   0.80%           0.79%*            0.75 %         0.71%*            0.90%          0.83%*
   Ratio of net investment
     income (loss) to average
     net assets:                          (0.44)%         (0.45)%*           1.18%          1.24%*            0.24%          0.34%*
   Portfolio turnover rate:               28.44%          15.62%**          81.69%         44.74%**          88.07%         42.99%**
--------------

(1)  Fund commenced operations on January 21, 2005.
(2)  Fund commenced operations on June 20, 2005.
(3)  Fund commenced operations on June 17, 2005.
*  Calculation is annualized.
** Calculation is not annualized.

20   Prospectus

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                     CONSTELLATION INSTITUTIONAL PORTFOLIOS

Investment Manager                            Investment Sub-Advisers:
Touchstone Advisors, Inc.                     JS Asset Management, LLC
303 Broadway, Suite 1100                      1 Tower Bridge
Cincinnati, OH 45202                          100 Front Street, Suite 501
                                              West Conshohocken, PA 19428

Distributor                                   Sands Capital Management, LLC
Touchstone Securities, Inc.                   1100 Wilson Boulevard, Suite 3050
303 Broadway, Suite 1100                      Arlington, VA 22209
Cincinnati, OH 45202

Legal Counsel
Morgan, Lewis & Bockius LLP

The following are federal trademark registrations and applications owned by IFS Financial Services, Inc., a member of Western & Southern Financial Group:
Touchstone, Touchstone Funds, Touchstone Investments, Touchstone Family of Funds and Touchstone Select.

--------------------------------------------------------------------------------

More information about the Portfolios is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes detailed information about the Portfolios. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about each Portfolio's investments is available in the Trust's Annual and Semi-Annual Reports to Shareholders. In the Trust's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Portfolio's performance during its last fiscal year. The reports also contain detailed financial information about the Portfolios.

To obtain an SAI, Annual or Semi-Annual Report, or more information:

By Telephone  Call 1-800-304-2459

By Mail       Constellation Institutional Portfolios

              303 Broadway, Suite 1100
              Cincinnati, OH 45202

By Internet   http://www.ciptrust.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-21113.

                                                               TSF-CIP-1105-0704

                     CONSTELLATION INSTITUTIONAL PORTFOLIOS

                CIP SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO
                       CIP JSAM LARGE CAP VALUE PORTFOLIO
                            CIP JSAM VALUE PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2007


                               INVESTMENT MANAGER:
                            TOUCHSTONE ADVISORS, INC.

This Statement of Additional Information ("SAI") is not a prospectus and relates to the Sands Capital Institutional Growth, JSAM Large Cap Value and JSAM Value Portfolios (the "Portfolios"). It is intended to provide additional information regarding the activities and operations of the Portfolios and should be read in conjunction with the Portfolios' Prospectus dated May 1, 2007, as amended. The Portfolios are series of Constellation Institutional Portfolios (the "Trust"). The Portfolios' financial statements are contained in the Trust's Annual Report and Semiannual Report, which are incorporated by reference into this SAI. The Trust's Prospectus, Annual or Semiannual Report may be obtained without charge by calling 1-800-304-2459.

                                TABLE OF CONTENTS

                                                                          PAGE

The Trust................................................................. B-3

Description of Non-Principal Investments and Risk Factors................. B-3

Investment Limitations.................................................... B-6

Management of the Portfolios.............................................. B-8

The Investment Manager and Sub-Advisers................................... B-13

Portfolio Managers........................................................ B-15

Other Service Providers................................................... B-18

Purchase and Redemption of Shares......................................... B-19

Determination of Net Asset Value.......................................... B-19

Taxes .................................................................... B-20

Portfolio Transactions.................................................... B-23

Portfolio Holdings........................................................ B-24

Voting ................................................................... B-25

Description of Shares..................................................... B-25

Code of Ethics............................................................ B-26

Proxy Voting.............................................................. B-26

Control Persons and Principal Shareholders................................ B-26

Financial Statements...................................................... B-28

Appendix A - Proxy Voting Policies and Procedures .........................B-29

Appendix B - Proxy Voting Guidelines ......................................B-35

THE TRUST

The Trust is an open-end management investment company established as a Delaware business trust under an Agreement and Declaration of Trust dated May 30, 2002 (the "Declaration of Trust"). The Trust was formerly named Westlakes Institutional Portfolios and changed its name in September, 2004. The Trust currently offers three Portfolios: the Sands Capital Institutional Growth Portfolio, the JSAM Large Cap Value Portfolio and the JSAM Value Portfolio. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of Portfolios. Each Portfolio is a separate mutual fund and each share of each Portfolio represents an equal proportionate interest in that Portfolio.

Touchstone Advisors, Inc. ("Touchstone Advisors" or the "Manager") serves as the manager for each Portfolio. Sands Capital Management, LLC ("Sands Capital") serves as the sub-adviser to the Sands Capital Institutional Growth Portfolio. JS Asset Management, LLC ("JSAM") serves as sub-adviser to the JSAM Large Cap Value and JSAM Value Portfolios. Sands Capital and JSAM are each a "Sub-Adviser," and together are "Sub-Advisers." Capitalized terms not defined herein are defined in the Prospectus offering shares of the Portfolios.

DESCRIPTION OF NON-PRINCIPAL INVESTMENTS AND RISK FACTORS

Each Portfolio's principal strategy and principal risks are described in the Prospectus. Each Portfolio may also invest in the investments listed below or engage in the investment techniques listed below unless otherwise indicated.

BORROWING. Each Portfolio may borrow money equal to 5% of its total assets for temporary purposes to meet redemptions or to pay dividends. A Portfolio may borrow more than 5% of its total assets from a bank, provided that if borrowings exceed 5% the Portfolio maintains assets totaling at least 300% of the amount borrowed when the amount borrowed is added to the Portfolio's other assets. This means that a Portfolio may borrow up to one-half (50%) the value of its total assets, including the amount borrowed. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in a Portfolio's return. The Portfolios may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Portfolio's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length.

INVESTMENT COMPANY SHARES. Each Portfolio may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. A Portfolio's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Portfolio expenses.

Touchstone Advisors has received an exemptive order from the SEC that permits each Portfolio to invest its uninvested cash or cash collateral in one or more affiliated money market funds. Each Portfolio may invest up to 25% of its assets in affiliated money market funds, subject to that Portfolio's investment limitations and certain other conditions pursuant to the exemptive order.

MICRO-CAP COMPANY RISK. The Portfolios may invest in companies with market capitalizations that fall at the lower extreme of the market capitalization range (micro-capitalization companies). These micro-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The stocks of micro-cap companies are less stable in price and less liquid than the stocks of larger, more established companies.

MONEY MARKET INSTRUMENTS. Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

PORTFOLIO TURNOVER. An annual portfolio turnover rate in excess of 100% may result from a Sub-Adviser's investment strategy. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.

PRIVATELY-PLACED SECURITIES. The Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

REPURCHASE AGREEMENTS. Repurchase agreements are agreements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Portfolio. Repurchase agreements entered into by a Portfolio will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The Trust's Custodian (or its agent) must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

RIGHTS. Rights give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

SECURITIES LENDING. In order to generate supplemental income, a Portfolio may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies equal to at least 100% of the market value of the loaned securities. A Portfolio continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

U.S. GOVERNMENT AGENCY OBLIGATIONS. Certain federal agencies have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the U.S. Government or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality.

U.S. GOVERNMENT SECURITIES. U.S. Government securities are bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS. U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interest and principal securities ("STRIPS") and coupons under book entry safekeeping ("CUBES").

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of each Portfolio that cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of a Portfolio are present or represented by proxy, or (ii) more than 50% of a Portfolio's outstanding shares, whichever is less.

No Portfolio may:

1. Invest 25% or more of the value of its total assets in the securities (other than U.S. government securities) of issuers engaged in any single industry or group of industries.

2.    Issue senior securities.

3. Underwrite securities of other issuers, except insofar as a Portfolio may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities.

4. Make loans of money or securities to other persons, except through purchasing fixed income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Portfolio's investment policies.

5. Purchase or sell physical commodities or commodity contracts, except that each Portfolio may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Purchase or sell real estate or interests therein, except that it may invest in securities of issuers engaged in the real estate industry and may invest in securities secured by real estate or interests therein.

7. Borrow money except from banks and then in an amount which does not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less the Portfolio's liabilities (other than borrowings), except that the Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes.

Except as otherwise indicated, the Portfolios' investment policies and restrictions, including those described in "Description of Permitted Investments and Risks" are not fundamental and may be changed without a vote of shareholders.

Except for the limitation on borrowings and illiquid securities, if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of a Portfolio's total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

NONFUNDAMENTAL POLICIES

The following investment limitations are nonfundamental policies of each Portfolio and may be changed with respect to a Portfolio by the Board of Trustees.

No Portfolio may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings (not to exceed 33 1/3% of a Portfolio's assets) permitted by the Portfolio's fundamental limitation on borrowing, as described above.

2.    Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Portfolio may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box."

4. Invest its assets in securities of any investment company, except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act").

5.    Invest 15% or more of its net assets in illiquid securities.

6. Make investments in securities when outstanding borrowings exceed 5% of the Portfolio's total assets.

80% NONFUNDAMENTAL POLICY (CIP SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO AND JSAM LARGE CAP VALUE PORTFOLIO). The CIP Sands Capital Institutional Growth Portfolio has adopted a nonfundamental policy whereby it will invest at least 80% of its assets in common stocks of U.S. companies with above-average potential for revenue and earnings growth. The JSAM Large Cap Value Portfolio has adopted a nonfundamental policy whereby it will invest at least 80% of its assets in common stocks of U.S. and foreign companies with large market capitalizations believed to have below-average valuations in light of their improving business fundamentals. These policies may be changed by the Board of Trustees without shareholder approval.

Shareholders will be provided with at least 60 days' prior notice of any change in a Portfolio's nonfundamental 80% investment policy. The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separately from other communications to the shareholder.

TRUSTEES AND OFFICERS OF THE TRUST

The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, number of funds overseen in the Touchstone Fund Complex and other directorships held. All funds managed by the Advisor are part of the "Touchstone Fund Complex." The Touchstone Fund Complex consists of the Trust, Touchstone Investment Trust, Touchstone Funds Group Trust (formerly Constellation Funds), Touchstone Strategic Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust. The Trustees who are not interested persons of the Trust, as defined in the 1940 Act, are referred to as "Independent Trustees."

-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES(1):
-----------------------------------------------------------------------------------------------------------------------------------
          NAME            POSITION     TERM OF       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   NUMBER OF        OTHER
        ADDRESS           HELD WITH    OFFICE                                                      FUNDS            DIRECTORSHIPS
          AGE             TRUST        AND                                                         OVERSEEN         HELD(4)
                                       LENGTH OF                                                   IN THE
                                       TIME                                                        TOUCHSTONE
                                       SERVED(2)                                                   FUND COMPLEX(3)
-----------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder          Trustee      Until         Senior Vice President of The Western and            54         Director of
Touchstone                and          retirement    Southern Life Insurance Company.  President                    LaRosa's (a
Advisors, Inc             President    at age 75     and a director of IFS Financial Services,                      restaurant
303 Broadway                           or until      Inc. (a holding company).  She is a                            chain).
Cincinnati, OH                         she resigns   director of Capital Analysts Incorporated
Age: 51                                or is         (an investment advisor and broker-dealer),
                                       removed       IFS Fund Distributors, Inc. (a
                                                     broker-dealer), Touchstone Advisors, Inc.
                                       Trustee       (the Trust's investment advisor and
                                       since 2006    administrator) and Touchstone Securities,
                                                     Inc. (the Trust's distributor).  She is
                                                     also President and a director of IFS Agency
                                                     Services, Inc. (an insurance agency), W&S
                                                     Financial Group Distributors, Inc. (an
                                                     annuity distributor) and IFS Systems, Inc.
                                                     She is Senior Vice President and a director
                                                     of W&S Brokerage Services, Inc. (a
                                                     broker-dealer). She is President and Chief
                                                     Executive Officer of Integrity Life
                                                     Insurance Company and National Integrity
                                                     Life Insurance Company.  She is President
                                                     of Touchstone Tax-Free Trust, Touchstone
                                                     Investment Trust, Touchstone Variable
                                                     Series Trust, Touchstone Strategic Trust,
                                                     Touchstone Funds Group Trust and
                                                     Constellation Institutional Portfolios.
                                                     She was President of Touchstone Advisors,
                                                     Inc., and Touchstone Securities, Inc. until
                                                     2004.
-----------------------------------------------------------------------------------------------------------------------------------
John F. Barrett           Trustee      Until         Chairman of the Board, President and Chief          54         Director of The
The Western and                        retirement    Executive Officer of The Western and                           Andersons (an
Southern Life Insurance                at age 75     Southern Life Insurance Company, Western-                      agribusiness
Company                                or until he   Southern Life Assurance Company and Western                    and retailing
400 Broadway                           resigns or    & Southern Financial Group, Inc.; Director                     company);
Cincinnati, OH                         is removed    and Chairman of Columbus Life Insurance                        Convergys
Age: 58                                Company; Fort Washington Investment                                          Corporation (a
                                       Trustee       Advisors, Inc., Integrity Life Insurance                       provider of
                                       since 2007    Company and National Integrity Life                            business
                                                     Insurance Company; Director of Eagle Realty                    support systems
                                                     Group, Inc. and Eagle Realty Investments,                      and customer
                                                     Inc.; Director, Chairman and CEO of WestAd,                    care
                                                     Inc.; President and Trustee of Western &                       operations) and
                                                     Southern Financial Fund, Inc.                                  Fifth Third
                                                                                                                    Bancorp.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES:
-----------------------------------------------------------------------------------------------------------------------------------
          NAME            POSITION     TERM OF       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   NUMBER OF        OTHER
        ADDRESS           HELD WITH    OFFICE                                                      FUNDS            DIRECTORSHIPS
          AGE             TRUST        AND                                                         OVERSEEN         HELD(4)
                                       LENGTH OF                                                   IN THE
                                       TIME                                                        TOUCHSTONE
                                       SERVED(2)                                                   FUND COMPLEX(3)
-----------------------------------------------------------------------------------------------------------------------------------
Richard L. Brenan         Trustee      Until         Retired Managing Partner of KPMG LLP (a            54          Director of
1420 Neeb Road                         retirement    certified public accounting firm); Director                    Wing Eyecare
Cincinnati, OH                         at age 75     of The National Underwriter Company (a                         Companies.
Age: 62                                or until he   publisher of insurance and financial
                                       resigns or    service products) until 2003.
                                       is removed

                                       Trustee
                                       since 2007
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox            Trustee      Until         President and Chief Executive Officer of            54         Director of the
105 East Fourth Street                 retirement    Cox Financial Corp. (a financial services                      Federal Reserve
Cincinnati, OH                         at age 75     company).                                                      Bank of
Age: 59                                or until he                                                                  Cleveland and
                                       resigns or                                                                   Duke Energy (a
                                       is removed                                                                   utility
                                                                                                                    company);
                                       Trustee                                                                      Chairman of The
                                       since 2006                                                                   Cincinnati Bell
                                                                                                                    Telephone
                                                                                                                    Company LLC;
                                                                                                                    Director of The
                                                                                                                    Timken Company
                                                                                                                    (a manufacturer
                                                                                                                    of bearings,
                                                                                                                    alloy steels
                                                                                                                    and related
                                                                                                                    products and
                                                                                                                    services);
                                                                                                                    Director of
                                                                                                                    Diebold,
                                                                                                                    Incorporated (a
                                                                                                                    provider of
                                                                                                                    integrated
                                                                                                                    self-service
                                                                                                                    delivery and
                                                                                                                    security
                                                                                                                    systems).
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner          Trustee      Until         Principal of HJL Enterprises (a privately           54         None
c/o Touchstone                         retirement    held investment company).
Advisors, Inc.                         at age 75
303 Broadway                           or until he
Cincinnati, OH                         resigns or
Age: 68                                is removed

                                       Trustee
                                       since 2007
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Siekmann        Trustee      Until         Executive for Duro Bag Manufacturing Co. (a         54         Trustee of
c/o Touchstone                         retirement    bag manufacturer);  President of Shor                          Jewish
Advisors, Inc.                         at age 75     Foundation for Epilepsy Research (a                            Hospital,
303 Broadway                           or until he   charitable foundation);  Trustee of                            Greater
Cincinnati, OH                         resigns or    Riverfront Funds (mutual funds) from 1999 -                    Cincinnati Arts
Age: 68                                is removed    2004.                                                          & Education
                                                                                                                    Center and
                                       Trustee                                                                      Cincinnati Arts
                                       since 2006                                                                   Association.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg       Trustee      Until         Retired Partner of KPMG LLP (a certified            54         Trustee of
c/o Touchstone                         retirement    public accounting firm).  He is Vice                           Tri-Health
Advisors, Inc.                         at age 75     President of St. Xavier High School.                           Physician
303 Broadway                           or until he                                                                  Enterprise
Cincinnati, OH                         resigns or                                                                   Corporation.
Age: 72                                is removed

                                       Trustee
                                       since 2006

------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES:
-----------------------------------------------------------------------------------------------------------------------------------
          NAME            POSITION     TERM OF       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   NUMBER OF        OTHER
        ADDRESS           HELD WITH    OFFICE                                                      FUNDS            DIRECTORSHIPS
          AGE             TRUST        AND                                                         OVERSEEN         HELD(4)
                                       LENGTH OF                                                   IN THE
                                       TIME                                                        TOUCHSTONE
                                       SERVED(2)                                                   FUND COMPLEX(3)
-----------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti           Trustee      Until         CEO, Chairman and Director of Avaton, Inc.          54         Director of QMed
c/o Touchstone                         retirement    (a wireless entertainment company).                            (a health care
Advisors, Inc.                         at age 75     President of Cincinnati Biomedical (a life                     management
303 Broadway                           or until he   science and economic development company).                     company).
Cincinnati, OH                         resigns or    CEO, Chairman and Director of Astrum
Age: 58                                is removed    Digital Information (an information
                                                     monitoring company) from 2000 until 2001.
                                       Trustee
                                       since 2007
------------------------------------------------------------------------------------------------------------------------------------

(1) Ms. McGruder, as a director of the Advisor and the Distributor and an officer of affiliates of the Advisor and the Distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of the Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of the Advisor and the Distributor, and an officer of other affiliates of the Advisor and the Distributor is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
(2) Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.
(3) The Touchstone Fund Complex consists of 3 series of the Trust, 5 series of Touchstone Investment Trust, 19 series of Touchstone Funds Group Trust, 8 series of Touchstone Strategic Trust, 4 series of Touchstone Tax-Free Trust, 15 variable annuity series of Touchstone Variable Series Trust.
(4) Each Trustee is also a Trustee of Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
OFFICERS:
-----------------------------------------------------------------------------------------------------------------------------------
        NAME          POSITION       TERM OF           PRINCIPAL OCCUPATION(S) DURING            NUMBER OF       OTHER
      ADDRESS         HELD WITH      OFFICE AND                  PAST 5 YEARS                    FUNDS OVERSEEN  DIRECTORSHIPS
        AGE           TRUST(1)       LENGTH OF                                                   IN THE          HELD
                                     TIME SERVED                                                 TOUCHSTONE
                                                                                                 FUND
                                                                                                 COMPLEX(2)
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder      President      Until             See biography above.                            54        See biography
Touchstone            and Trustee    resignation,                                                                above.
Advisors, Inc.                       removal or
303 Broadway                         disqualification
Cincinnati, OH
Age: 51                              President
                                     since
                                     2004;
                                     President
                                     from 2000-2002
------------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch       Vice President Until             Senior Vice President-Compliance of IFS         54        None
Touchstone            and Chief      resignation,      Financial Services, Inc., Director of
Advisors, Inc.        Compliance     removal or        Compliance of W&S Brokerage Services,
303 Broadway          Officer        disqualification  Inc.; Chief Compliance Officer of
Cincinnati, OH                                         Puglisi & Co. from 2001 until 2002.
Age: 50                              Vice
                                     President
                                     since 2003
------------------------------------------------------------------------------------------------------------------------------------
James H. Grifo        Vice           Until             President of Touchstone Securities, Inc.        54        None
Touchstone            President      resignation,      and Touchstone Advisors, Inc.; Managing
Securities, Inc.                     removal or        Director, Deutsche Asset Management
303 Broadway                         disqualification  until 2001.
Cincinnati, OH
Age: 55                              Vice
                                     President
                                     since 2004
------------------------------------------------------------------------------------------------------------------------------------
William A. Dent       Vice           Until             Senior Vice President of Touchstone             54        None
Touchstone            President      resignation,      Advisors, Inc.; Marketing Director of
Advisors, Inc.                       removal or        Promontory Interfinancial Network from
303 Broadway                         disqualification  2002-2003.
Cincinnati, OH
Age: 43                              Vice
                                     President
                                     since 2004
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
OFFICERS:
-----------------------------------------------------------------------------------------------------------------------------------
        NAME          POSITION       TERM OF           PRINCIPAL OCCUPATION(S) DURING            NUMBER OF       OTHER
      ADDRESS         HELD WITH      OFFICE AND                  PAST 5 YEARS                    FUNDS OVERSEEN  DIRECTORSHIPS
        AGE           TRUST(1)       LENGTH OF                                                   IN THE          HELD
                                     TIME SERVED                                                 TOUCHSTONE
                                                                                                 FUND
                                                                                                 COMPLEX(2)
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft  Controller     Until             Senior Vice President, Chief Financial          54        None
Touchstone            and Treasurer  resignation,      Officer and Treasurer of IFS Fund
Advisors, Inc.                       removal or        Distributors, Inc. and W&S Brokerage
303 Broadway                         disqualification  Services, Inc. She is Chief Financial
Cincinnati, OH                                         Officer of IFS Financial Services, Inc.,
Age: 44                              Controller        Touchstone Advisors, Inc. and Touchstone
                                     since 2000        Securities, Inc. and Assistant Treasurer
                                                       of Fort Washington Investment Advisors,
                                     Treasurer         Inc.
                                     since 2003
------------------------------------------------------------------------------------------------------------------------------------
Jay S. Fitton         Secretary      Until             Senior Counsel at Integrated Investment         54        None
Integrated                           resignation,      Services, Inc.
Investment                           removal or
Services, Inc.                       disqualification
303 Broadway
Cincinnati, OH                       Secretary
Age: 36                              since 2006.
                                     Assistant
                                     Secretary
                                     from 2002 -
                                     2006
------------------------------------------------------------------------------------------------------------------------------------

(1) Each officer also holds the same office with Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

(2) The Touchstone Fund Complex consists of 3 series of the Trust, 19 series of Touchstone Funds Group Trust, 5 series of Touchstone Investment Trust, 8 series of Touchstone Strategic Trust, 4 series of the Touchstone Tax-Free Trust and 15 variable annuity series of Touchstone Variable Series Trust.

MANAGEMENT OF THE PORTFOLIOS

TRUSTEES' OWNERSHIP IN THE PORTFOLIOS. The following table reflects the Trustees' beneficial ownership in the Fund and the Touchstone Fund Complex as of December 31, 2006. Messrs. Barrett, Brenan, Lerner and Zanotti did not serve as Trustees of the Trust as of December 31, 2006.

--------------------------------------------------------------------------------
                            Dollar Range      Aggregate Dollar Range of
                            of Securities     Securities in the Touchstone Fund
                            in the Fund       Complex(1)
--------------------------------------------------------------------------------
Phillip R. Cox              None                  Over $100,000
Jill T. McGruder            None                  Over $100,000
Donald C. Siekmann          None                  Over $100,000
Robert E. Stautberg         None                  Over $100,000
--------------------------------------------------------------------------------

(1) The Touchstone Fund Complex consists of 3 series of the Trust, 5 series of Touchstone Investment Trust, 19 series of Touchstone Funds Group Trust, 8 series of Touchstone Strategic Trust, 4 series of Touchstone Tax-Free Trust and 15 variable annuity series of Touchstone Variable Series Trust.

COMPENSATION TO TRUSTEES. The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Fund Complex during the fiscal year ended December 31, 2006. The Trustees began serving on the Board on March 1, 2006, with the exception of Messrs. Barrett, Brenan, Lerner and Zanotti who began serving on the Board on February 5, 2007.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                         TOTAL COMPENSATION
                                                          PENSION OR                                     FROM THE TOUCHSTONE
                              AGGREGATE COMPENSATION      RETIREMENT                                     FUND COMPLEX(2)
                              FROM THE TRUST FOR THE      BENEFITS ACCRUED       ESTIMATED ANNUAL        FOR THE FISCAL YEAR
                              FISCAL YEAR ENDED           AS PART OF TRUST       BENEFITS UPON           ENDED
NAME                          DECEMBER 31, 2006           EXPENSES               RETIREMENT              DECEMBER 31, 2006
--------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder              $      --                   $  --                  $  --                   $       --
--------------------------------------------------------------------------------------------------------------------------------

Phillip R. Cox(1)             $  47,750                   $  --                  $  --                   $   98,750
--------------------------------------------------------------------------------------------------------------------------------

Donald Siekmann(1)            $  50,000                   $  --                  $  --                   $   95,000
--------------------------------------------------------------------------------------------------------------------------------

Robert E. Stautberg(1)        $  53,500                   $  --                  $  --                   $  108,500
--------------------------------------------------------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

(2) The Touchstone Fund Complex consists of 3 series of the Trust, 5 series of Touchstone Investment Trust, 19 series of Touchstone Funds Group Trust, 8 series of Touchstone Strategic Trust, 4 series of Touchstone Tax-Free Trust and 15 variable annuity series of Touchstone Variable Series Trust.

STANDING COMMITTEES OF THE BOARD

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust's Declaration of Trust. The Board has established the following committees to assist in its oversight functions. Each Committee is composed entirely of Independent Trustees.

AUDIT COMMITTEE. Messrs. Siekmann, Stautberg and Zanotti are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. During the fiscal year ended December 31, 2006, the Audit Committee held four meetings.

GOVERNANCE COMMITTEE. Messrs. Brenan, Cox and Lerner are members of the Governance Committee. The Governance Committee is responsible for overseeing the Trust's compliance program and compliance issues, procedures for valuing securities and responding to any pricing issues. The Governance Committee is also responsible for recommending candidates to serve on the Board. The Governance Committee does not consider nominees recommended by the shareholders. The Governance Committee was formed in February 2007 and therefore did not hold any meetings during the fiscal year ended December 31, 2006. However, during the fiscal year ended December 31, 2006, the Trust had a Valuation Committee and a Compliance Committee, each of which held four meetings during the December 31, 2006 fiscal year. There were no Nominating Committee meetings held during the fiscal year ended December 31, 2006.

THE INVESTMENT MANAGER AND SUB-ADVISERS

THE INVESTMENT MANAGER

Touchstone Advisors, Inc. ("Touchstone Advisors" or the "Manager") serves as the Portfolios' investment manager under the terms of a management agreement (the "Management Agreement"). Under the Management Agreement, Touchstone Advisors continuously reviews, supervises and administers each Portfolio's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. Under the Management Agreement, Touchstone Advisors also provides administrative services to the Trust, and may hire other service providers, including its affiliates, to perform administrative services. Touchstone Advisors is responsible for compensating any third party engaged by Touchstone Advisors to provide services under its supervision, including the Sub-Advisers, sub-administrators and transfer and dividend disbursing agent. Touchstone Advisors is also responsible for payment of fees of the Independent Trustees, custodian, independent public accountant, legal counsel (excluding costs in connection with certain litigation or administrative actions), bookkeeper, accounting agent and all other clerical and administrative functions. The unified management fee does not include the costs of any interest, taxes, dues, fees, or similar costs, costs of qualifying shares for sale in any jurisdiction, brokerage or other transaction costs, or certain extraordinary expenses.

Prior to March 1, 2006, the Trust's manager was Constellation Investment Management Company, LP ("CIMCO").

Pursuant to the Management Agreement, each Portfolio pays Touchstone Advisors a unified fee for providing management and administrative services, payable monthly equal to the following percentage of such Portfolio's average daily net assets on an annual basis:

         Sands Capital Institutional Growth Portfolio               0.78%
         JSAM Large Cap Value Portfolio                             0.70%
         JSAM Value Portfolio                                       0.80%

During the fiscal year ended December 31, 2006, the Portfolios paid the following unified management fees:

         Sands Capital Institutional Growth Portfolio            $ 7,871,160
         JSAM Large Cap Value Portfolio                          $   129,176
         JSAM Value Portfolio                                    $    65,975

The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties, but shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Management Agreement as to the Portfolios after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolios, and (ii) by the vote of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" (as defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or, with respect to a Portfolio, by a majority of the outstanding shares of the Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Portfolio, or by the Manager on 90 days' written notice to the Trust.

The Manager is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western - Southern Mutual Holding Company. Ms. McGruder and Mr. Barrett may be deemed to be an affiliate of the Manager. Ms. McGruder is a Director of the Manager and an officer of affiliates of the Manager. Mr. Barrett is President and Chairman of the Manager's parent companies and an officer of other affiliates of the Manager. Ms. McGruder and Mr. Barrett, by reason of these affiliations, may directly or indirectly receive benefits from the management fees paid to the Manager.

THE SUB-ADVISERS

SANDS CAPITAL MANAGEMENT. Sands Capital, located at 1100 Wilson Boulevard, Suite 3050, Arlington, VA 22209, is a professional investment management firm, and is registered with the SEC as an investment adviser. Sands Capital serves as the sub-adviser to the Sands Capital Institutional Growth Portfolio under a written sub-advisory agreement. Sands Capital makes investment decisions for the Portfolio and also ensures compliance with the Portfolio's investment policies and guidelines. As of December 31, 2006, Sands Capital had approximately $19.6 billion in assets under management. Sands Capital is controlled by Frank M. Sands, Sr., Frank M. Sands, Jr., Robert C. Hancock and the Sands Family Trust, LLC.

For its services as Sub-Adviser to the Sands Capital Institutional Growth Portfolio, Sands Capital receives a sub-advisory fee from Touchstone Advisors at an annualized rate of 0.45% of the monthly average net value of the Portfolio's assets.

JS ASSET MANAGEMENT. JSAM, located at One Tower Bridge, 100 Front Street, West Conshohocken, PA 19428, is a professional investment management firm, and is registered with the SEC as an investment adviser. JSAM serves as the sub-adviser to the JSAM Large Cap Value and JSAM Value Portfolios under a written sub-advisory agreement. JSAM makes investment decisions for the Portfolios and also ensures compliance with the Portfolios' investment policies and guidelines. As of December 31, 2006, JSAM had approximately $210.5 billion in assets under management. JSAM is controlled by John Schneider.

For its services as Sub-Adviser to the Portfolios, JSAM receives a sub-advisory fee from Touchstone Advisors at an annualized rate, based on the monthly average net value of each Portfolio, as follows:

      JSAM Large Cap Value Portfolio       0.40% on assets up to $250 million
                                           0.35% on assets above $250 million
      JSAM Value Portfolio                 0.50% on assets up to $250 million
                                           0.45% on assets above $250 million

Each sub-advisory agreement provides that the Sub-Adviser shall indemnify the Manager from and against any claims, losses, liabilities or damages in connection with the Sub-Adviser's performance of its duties, but the Sub-Adviser shall not be obligated for any claim, loss, liability or damage by the Manager caused by the Manager's willful misfeasance, bad faith, negligence or reckless disregard of its duties.

Each sub-advisory agreement will remain in force for an initial two-year period and from year-to-year thereafter, as long as its continuance is approved annually in conformance with the 1940 Act. Each sub-advisory agreement may be terminated by the Portfolio at any time, without the payment of any penalty, by a vote of a majority of the Board of Trustees or by the Portfolio. Each sub-advisory agreement may be terminated without the payment of any penalty, by the Manager on not less than 30 days' written notice, or by the Sub-Adviser on not less than 90 days' written notice. Each sub-advisory agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act, or the termination of the Management Agreement with the Trust.

PORTFOLIO MANAGERS

The following charts list the Portfolios' portfolio manager(s), the number of their other managed accounts per investment category, the total assets in each category of managed accounts and the beneficial ownership in their managed Portfolio(s) and their ownership of the Portfolio as of December 31, 2006. Listed below the charts are (i) a description of accounts managed where the advisory fee is based on the performance of the account, (ii) a description of the portfolio manager's compensation structure as of December 31, 2006, (iii) a description of any material conflicts that may arise in connection with the portfolio manager's management of a Portfolio's investments and the investments of the other accounts included in the chart and any material conflicts in allocation of investment opportunities between a Portfolio and other accounts managed by the portfolio manager.

SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO - SANDS CAPITAL MANAGEMENT, LLC

                             OTHER ACCOUNTS MANAGED

-------------------------------------------------------------------------------------------------------------------
                                                               NUMBER             TOTAL                 BENEFICIAL
                                                               OF                 ASSETS IN             OWNERSHIP
PORTFOLIO MANAGER                    TYPE OF ACCOUNT           ACCOUNTS           ACCOUNTS              IN FUND
-------------------------------------------------------------------------------------------------------------------
Frank M. Sands Sr.           Registered Investment                                                      $100,001 to
                             Companies                               5             $  1,648 mil           $500,000
                           ----------------------------------------------------------------------
                             Other Pooled Investment Vehicles        8             $    737 mil
                           ----------------------------------------------------------------------
                             Other Accounts                       1,354*           $ 16,009 mil
-------------------------------------------------------------------------------------------------------------------
Frank M. Sands Jr.           Registered Investment                                                      $50,001 to
                             Companies                               5             $  1,648 mil           $100,000
                           ----------------------------------------------------------------------
                             Other Pooled Investment Vehicles        8             $    737 mil
                           ----------------------------------------------------------------------
                             Other Accounts                       1,354*           $ 16,009 mil
-------------------------------------------------------------------------------------------------------------------
David E. Levanson            Registered Investment                                                      $50,001 to
                             Companies                               5             $  1,648 mil           $100,000
                           ----------------------------------------------------------------------
                             Other Pooled Investment Vehicles        8             $    737 mil
                           ----------------------------------------------------------------------
                             Other Accounts                       1,354*           $ 16,009 mil
-------------------------------------------------------------------------------------------------------------------

* This number counts each wrap sponsor program as one client each. The actual number of underlying wrap accounts across the 4 wrap programs is 3,863 as of 12/31/06.

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. The Sands investment management team manages one account of a registered investment company and six accounts of other accounts where the advisory fee is based partly on the performance of the account. The total assets in these accounts are $1,565 million as of December 31, 2006.

COMPENSATION STRUCTURE. All employees benefit from (1) a fixed salary competitive in the industry, (2) an annual qualitative bonus based on subjective review of the employees overall contribution, and (3) a standard profit sharing plan and 401(k) plan. Additional incentives for investment professionals and other key employees come through their participation in (4) equity participation. The investment professionals also participate in (5) an investment results bonus based on the Tax Exempt Institutional Equity Composite over a one, three and five year time frame as compared to the Russell 1000 Growth Index.

CONFLICTS OF INTEREST. As an investment adviser to a variety of clients, Sands Capital recognizes there may be actual or potential conflicts of interest inherent in its business. For example, conflicts of interest could result from a portfolio managers' management of multiple accounts for multiple clients, the execution and allocation of investment opportunities, varying fee arrangements and personal trading. Sands Capital has addressed these conflicts by developing policies and procedures reasonably designed to treat all clients in a fair and equitable manner over time. Sands Capital's policies and procedures address such issues as execution of portfolio transactions, aggregation and allocation of trades, directed brokerage and soft dollars.

Additionally, Sands Capital maintains a Code of Ethics that addresses rules on personal trading and insider information.

JSAM LARGE CAP VALUE PORTFOLIO AND JSAM VALUE PORTFOLIO - JS ASSET MANAGEMENT,
LLC

-------------------------------------------------------------------------------------------------------------------------------
                                                                                        BENEFICIAL              BENEFICIAL
                                                                       TOTAL            OWNERSHIP               OWNERSHIP
     PORTFOLIO                                        NUMBER OF        ASSETS IN        IN JSAM LARGE CAP       IN JSAM VALUE
     MANAGER              TYPE OF ACCOUNT             ACCOUNTS         ACCOUNTS         VALUE PORTFOLIOS        PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
John Schneider          Registered Investment                                           Over $1,000,000         Over $1,000,000
                        Companies                         2           $ 93.7 mil
                       ------------------------------------------------------------
                        Other Pooled Investment
                        Vehicles                          3           $ 41.1 mil
                       ------------------------------------------------------------
                        Other Accounts                    4           $ 43.6 mil
-------------------------------------------------------------------------------------------------------------------------------

                             OTHER ACCOUNTS MANAGED

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. Mr. Schneider manages two accounts of other pooled investment vehicles and one account of other accounts where the advisory fee is based on the performance of the account. The total assets in these accounts are $25 million as of December 31, 2006.

COMPENSATION STRUCTURE. Mr. Schneider receives a fixed cash salary and an annual variable qualitative cash bonus. The bonus is based on JSAM's profitability, Mr. Schneider's performance and product performance is calculated as a fixed percentage of his base salary. The bonus payment is not derived from or based specifically on the performance or profitability of any one account (including the Portfolios). Mr. Schneider's compensation is not linked to any specific factors, such as the performance of the Portfolios or asset levels, although JSAM may consider these factors, among others, when considering the amount of any bonus. Mr. Schneider also owns equity in JSAM and will receive cash distributions (as declared and distributed) in accordance with his ownership interest in JSAM.

CONFLICTS OF INTEREST. Actual or potential conflicts of interest may arise when Mr. Schneider has management responsibilities to more than one account (including the Portfolios), such as devotion of unequal time and attention to the management of the accounts and the inability to allocate limited investment opportunities across a broad band of accounts. While Mr. Schneider manages two accounts that are entitled to receive a performance-based adjustment, JSAM does not believe that such adjustment presents a significant incentive for JSAM to unfairly favor such accounts because JSAM has a policy to manage each account based on its investment objectives and related restriction. JSAM has adopted policies and procedures reasonably designed to allocate investment opportunities across all accounts, generally on a pro rata basis.

OTHER SERVICE PROVIDERS

SUB-ADMINISTRATOR, ACCOUNTING AGENT, TRANSFER AGENT AND DIVIDEND PAYING AGENT. PFPC, Inc. ("PFPC") 760 Moore Road, King of Prussia, Pennsylvania 19406, provides sub-administration and accounting services to the Trust. PFPC also acts as the Trust's transfer agent and dividend paying agent. For providing these services, Touchstone Advisors pays PFPC an annual fee of .05% of each Portfolio's first $500 million of average net assets; .04% of the next $500 million of average net assets; and .025% of average net assets in excess of $1 billion, subject to a minimum monthly fee. For the fiscal year ended December 31, 2006, the Trust paid $518,102 to PFPC.

SUB-ADMINISTRATOR. Integrated Investment Services, Inc. ("Integrated"), 303 Broadway, Cincinnati, Ohio 45202 serves as a Trust sub-administrator. Integrated prepares and effects regulatory filings for the Trust, prepares and distributes materials for Board meetings, works with Touchstone Advisors to resolve any daily pricing issues, reviews daily reports by existing service providers and performs other duties as requested by Touchstone Advisors. Touchstone Advisors pays Integrated an annual fee of .02% of the Trust's average daily net assets for providing sub-administration services. For the fiscal year ended December 31, 2006, the Trust paid $1,082,090 to Integrated.

DISTRIBUTOR. Touchstone Securities, Inc. (the "Distributor"), 303 Broadway, Cincinnati Ohio 45202 is the principal underwriter of the Trust. The Distributor is a registered broker-dealer, and an affiliate of the Manager by reason of common ownership. The Distributor is obligated to sell shares on a best efforts basis only against purchase orders for the shares. Shares of the Portfolios are offered to the public on a continuous basis. The Distributor is not obligated to distribute a particular number of shares of the Portfolios and receives no compensation for serving as principal underwriter. Prior to March 1, 2006, Constellation Investment Distribution Company, Inc. was the Trust's distributor. Ms. McGruder may be deemed to be an affiliate of the Distributor because she is a Director of the Distributor and an officer of affiliates of the Distributor.

CUSTODIAN. PFPC Trust Company (the "Custodian"), a limited purpose trust company incorporated under the laws of Delaware, serves as the primary custodian of the Portfolios' assets, and may maintain custody of the Portfolios' assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) selected by the Manager. Assets of the Portfolios are not held by the Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian's principal business address is 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Ernst & Young LLP serves as the independent registered public accounting firm for the Trust. Its address is 312 Walnut Street, Cincinnati, OH 45202.

LEGAL COUNSEL. Morgan, Lewis & Bockius LLP, acts as legal counsel to the Trust. Its principal business address is 1701 Market Street, Philadelphia, PA 19103.

DESCRIPTIONS OF SHARES

The Trust authorizes the issuance of unlimited number of shares of each Portfolio, each of which represents an equal proportionate interest in that Portfolio. Each share upon liquidation entitles a shareholder to pro rata shares in the net assets of that Portfolio. Shareholders have no preemptive rights.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange ("NYSE") is open for business. Currently, the days when the Portfolios are closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Portfolio are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions, and may have to pay taxes on capital gains from the sale.

The Portfolios' net asset value per share is computed once daily, Monday through Friday, as of the close of the NYSE, typically 4:00 p.m. eastern time except when the Portfolios are not open for business, and on days when the NYSE is closed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Portfolio for any period during which the NYSE, the Manager, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of each Portfolio are valued under the direction of the Manager. The Manager or its delegates may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. If market prices are unavailable or believed to be unreliable, the Manager will make a good faith determination as to the "fair value" of the security using procedures approved by the Trustees.

Some Portfolios may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Portfolio shares.

Debt securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Portfolio would receive if it sold the instrument.

TAXES

The following is only a summary of certain tax considerations generally affecting the Portfolios and their shareholders that are not discussed in the Portfolios' Prospectus. No attempt is made to present a detailed explanation of the federal, state, or local tax treatment of the Portfolios or their shareholders and the discussion here and in the Portfolios' Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors about their own tax situations, including their foreign, state and local tax liabilities.

FEDERAL INCOME TAX

The discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under subchapter M of the Internal Revenue Code. By following such a policy, each Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Portfolio controls such issuers.

Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolios will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Portfolio intends to make sufficient distributions to avoid liability for the federal excise tax. A Portfolio may in certain circumstances be required to liquidate Portfolio investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Manager or a Sub-Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Portfolio to satisfy the requirements for qualification as a RIC.

Distributions of net short-term capital gains will be taxable to you as ordinary income. In general, distributions by a Portfolio of investment company taxable income (excluding net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Portfolio). To the extent designated as such, all or a portion of these distributions may be treated as qualified dividend income eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets). Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. In order for the dividends received by a shareholder of a Portfolio to be qualified dividend income, the Portfolio must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Portfolio's shares.

A Portfolio will inform you of the amount of ordinary dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio.

If a Portfolio's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Portfolio's shares and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A Portfolio's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. During the fiscal period ended December 31, 2006, the Sands Capital Institutional Growth Portfolio had capital loss carryforwards of $8,645 and $38,737,401, which expire in 2013 and 2014, respectively.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise will be treated as short term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

For non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 15% and short-term capital gains are currently taxed at ordinary income tax rates.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Dividends paid by the Portfolios will be eligible for the dividends-received deduction allowed to corporate shareholders to the extent they are derived from dividends from domestic corporations, subject to certain limitations; however, dividends received by a corporate shareholder, which qualify for the dividends-received deduction, may not be subject to the alternative minimum tax.

In the case of corporate shareholders, Portfolio distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Portfolio for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend for this purpose if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in a corporate shareholder's alternative minimum taxable income calculation.

If a Portfolio fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate tax rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction will generally be available for eligible corporate shareholders (which are subject to certain limitations). The Board reserves the right not to maintain the qualification of a Portfolio as a RIC if it determines such course of action to be beneficial to shareholders.

In certain cases, the Portfolios will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Portfolio that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

STATE TAXES

Distributions by any Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

Each Sub-Adviser selects brokers and dealers to effect securities transactions for the Portfolios. Each Sub-Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While each Sub-Adviser generally seeks reasonably competitive spreads or commissions, a Portfolio will not necessarily be paying the lowest spread or commission available. Each Sub-Adviser seeks to select brokers or dealers that offer a Portfolio the best price and execution or other services that benefit the Portfolios.

The Portfolios paid the following brokerage commissions during the fiscal period ended December 31, 2006:

--------------------------------------------------------------------------------
Sands Capital Institutional Growth Portfolio                     $  627,828
--------------------------------------------------------------------------------
JSAM Large Cap Value Portfolio                                   $   73,617
--------------------------------------------------------------------------------
JSAM Value Portfolio                                             $   46,402
--------------------------------------------------------------------------------

Each Sub-Adviser may, consistent with the interests of the Portfolios, select brokers on the basis of the research services provided to the Sub-Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by a Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Sub-Adviser under the sub-advisory agreement. If, in the judgment of a Sub-Adviser, a Portfolio or other accounts managed by the Sub-Adviser will be benefited by supplemental research services, the Sub-Adviser is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of a Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Portfolio or account generating the brokerage, and there can be no guarantee that the Sub-Adviser will find all of such services of value in advising that Portfolio. During the fiscal period ended December 31, 2006, no brokerage transactions were directed to brokers due to research services provided.

The Portfolios may direct transactions to certain brokers in order to reduce brokerage commissions through a commission recapture program offered by Frank Russell Securities, Inc.

No Sub-Adviser may directly or indirectly compensate a broker for promoting Portfolio shares with portfolio transactions.

During the fiscal period ended December 31, 2006, the JSAM Large Cap Value Portfolio acquired common stock of the Trust's regular broker-dealers as follows:

             Broker-Dealer                    Value as of 12-31-06
             -------------                    --------------------
             Citigroup Inc.                         $ 866,135
             JP Morgan Chase & Co.                  $ 652,050

PORTFOLIO HOLDINGS

The Portfolios have adopted policies and procedures for disclosing the Portfolios' securities to any person requesting this information. These policies and procedures are monitored on an on-going basis by the Board of Trustees through periodic reporting by the Portfolios' Chief Compliance Officer. The Chief Compliance Officer will report any material violations immediately to the Board of Trustees and will report any immaterial violations to the Board at the next quarterly meeting. No compensation will be received by the Portfolio, the Manager, or any other party in connection with the disclosure of information about portfolio securities. The procedures prohibit the disclosure of portfolio holdings except under the following conditions:

     1) Routine shareholder reports filed quarterly with the SEC within 60 days after the quarter- end and routine shareholder reports distributed to shareholders within 60 days after the six-month end;

     2) A routine request made by a Sub-Advisor for a Portfolio that it manages;

     3) For use in preparing and distributing routine periodic reporting to market data agencies (Morningstar, Lipper, Bloomberg, Standard & Poor's and Thompson Financial);

     4) A request by executive officers of the Manager for routine oversight and management purposes; and

     5) For use in preparing and distributing routine shareholder reports, including disclosure to Ernst & Young LLP, (the Trust's independent registered public accounting firm) and St. Ives plc (typesetter and printer).

The Portfolios provide their full holdings to various market data agencies and to their public accountants, typesetter and printer on an on-going basis. The Portfolios provide their full holdings to various market data agencies monthly, as of the end of a calendar month, within one to ten business days after month end. The Portfolios provide their full holdings to their public accountants, annually, as of the end of their fiscal year, within one to ten business days after fiscal year end. The Portfolios provide their full holdings to their typesetter and printer, quarterly, as of the end of a calendar quarter, within ten to forty days after quarter end. All other disclosures are made in accordance with the requests of the parties indicated above. Employees of the Manager and the Portfolios' Sub-Advisor that are access persons under the Portfolios' Code of Ethics have access to Portfolio holdings on a regular basis, but are subject to confidentiality requirements and trading prohibitions in the Code of Ethics. In addition, custodians of the Portfolios' assets and the Portfolios' accounting services agent, each of whose agreements contains a confidentiality provision, have access to the current Portfolio holdings on a daily basis.

The Chief Compliance Officer is authorized to determine whether disclosure of a Portfolio's portfolio securities is for a legitimate business purpose and is in the best interests of the Portfolio and its shareholders. Any conflict between the interests of shareholders and the interests of the Manager, the Distributor, or any affiliates, will be reported to the Board, which will make a determination that is in the best interests of shareholders.

Currently, the Manager has obtained, on behalf of the Portfolios, a confidentiality agreement from and has an arrangement to provide additional disclosure of Portfolio Information to Factset Research Systems Inc., which provides portfolio attribution services to the Manager. In addition, the Portfolios' service providers, such as the Sub-Advisers, Custodian, Sub-Administrators and Transfer Agent, may receive portfolio holdings information in connection with their services to the Portfolios. Each service provider is required to keep such information confidential.

VOTING

Each share held entitles the shareholder of record to one vote for each whole share owned, and a proportional fractional vote for each fractional share owned. Shares issued by each Portfolio have no preemptive, conversion, or subscription rights. Each Portfolio, as a separate series of the Trust, votes separately on matters affecting only that Portfolio. Voting rights are not cumulative. As a Delaware business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each Portfolio. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share. Upon liquidation, shares are entitled to a pro rata share in the net assets of the Portfolio. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of Portfolios. All consideration received by the Trust for shares of any Portfolio and all assets in which such consideration is invested would belong to that Portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Manager, each Sub-Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of Trustees, officers, and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to invest in securities (including securities that may be purchased or held by a Portfolio), but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Portfolio to the Sub-Advisers. Generally, the Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI.

The Trust is required to disclose annually each Portfolio's complete proxy voting record on Form N-PX. Form N-PX for each Portfolio is available upon request by calling 1-800-304-2459 or by writing to the Trust at 303 Broadway, Suite 1100, Cincinnati, OH 45202. Each Portfolio's Form N-PX will also be available from the EDGAR Database on the SEC's website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of April 18, 2007, the following entities owned of record 5% or more of the outstanding voting securities of the Portfolios. No person or entity owned beneficially more than 5% of the outstanding securities of the Portfolios.

----------------------------------------------------------------------------------------------------------------
            Portfolio                          Name and Address                    Record      Percent of Shares
                                                                                   Owner
----------------------------------------------------------------------------------------------------------------
Sands Capital Institutional        Charles Schwab & Co. Inc.                          X              12.15%
Growth Portfolio                   Reinvest Account
                                   Attn: Mutual Funds
                                   101 Montgomery Street
                                   San Francisco, CA  94104-4122
----------------------------------------------------------------------------------------------------------------
Sands Capital Institutional        Prudential Investment Management Services          X              38.29%
Growth Portfolio                   FBO Mutual Fund Clients
                                   100 Mulberry Street
                                   Three Gate Center Drive
                                   Newark, NJ 07102-4056
----------------------------------------------------------------------------------------------------------------
Sands Capital Institutional        T. Rowe Price Retirement Plan Services Inc.        X               5.73%
Growth Portfolio                   FBO Retirement Plan Clients
                                   4515 Painters Mill Road
                                   Owings Mills, MD  21117-4903
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
JSAM Large Cap Value Portfolio     Charles Schwab & Co. Inc.                          X              71.32%
                                   Reinvest Account
                                   Attn: Mutual Funds
                                   101 Montgomery Street
                                   San Francisco, CA  94104-4122
----------------------------------------------------------------------------------------------------------------
JSAM Large Cap Value               National Investor Services FBO                     X               9.71%
Portfolio                          55 Water Street
                                   New York, NY  10041-3299
----------------------------------------------------------------------------------------------------------------
JSAM Large Cap Value Portfolio     Merrill Lynch Pierce Fenner & Smith Inc.           X               5.21%
                                   For the Sole Benefit of its Customers
                                   4800 Deer Lake Drive East
                                   Jacksonville, FL  32246-6486
----------------------------------------------------------------------------------------------------------------
JSAM Value Portfolio               Charles Schwab & Co. Inc.                          X              75.36%
                                   Reinvest Account
                                   Attn: Mutual Funds
                                   101 Montgomery Street
                                   San Francisco, CA  94104-4122
----------------------------------------------------------------------------------------------------------------

As of April 18, 2007, the Trustees and officers of the Trust as a group owned of record or beneficially less than 1% of the outstanding shares of the Trust and each Portfolio.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended December 31, 2006 are included in the Trust's most recent Annual Report to Shareholders and are incorporated into this SAI by reference. The Annual Report may be obtained free of charge by calling the Trust at 1-800-304-2459 or by writing the Trust at 303 Broadway, Suite 1100, Cincinnati, OH 45202. You may also obtain the Annual Report, as well as other information about the Trust from the EDGAR Database on the SEC's website at www.sec.gov.

APPENDIX A

SANDS CAPITAL MANAGEMENT, LLC
PROXY VOTING POLICY AND PROCEDURES
                       Implementation Date: November 2006

--------------------------------------------------------------------------------

ISSUE

Rule 206(4)-6 under the Advisers Act requires every investment adviser to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser's proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

SCM votes proxies for a great majority of its clients, and therefore has adopted and implemented this Proxy Voting Policy and Procedures.

POLICY

It is the policy of SCM to vote client proxies in the best interest of our clients. Proxies are an asset of a client account, which should be treated by SCM with the same care, diligence, and loyalty as any asset belonging to a client. Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote.

Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supersede this policy. Clients may wish to have their proxies voted by an independent third party or other named fiduciary or agent, at the client's cost.

PROCEDURES FOR SCM'S RECEIPT OF CLASS ACTIONS

The following procedures outline SCM's receipt of "Class Action" documents from clients and custodians. It is SCM's position not to file these "Class Action" documents, but if received will follow these guidelines:

     If "Class Action" documents are received by SCM from the CLIENT, SCM will gather, at the client's request, any requisite information it has and forward to the client, to enable the client to file the "Class Action" at the client's discretion. SCM will not file "Class Actions" on behalf of any client.

PROXY COMMITTEE

SCM has established a Proxy Committee. The Proxy Committee consists of three permanent members (the Chief Operating Officer, Director of Client Services, Compliance Operations Manager) and one or more rotating members (Portfolio Managers). The Proxy Committee meets at least annually and as necessary to fulfill its responsibilities. A majority of the members of the Proxy Committee constitutes a quorum for the transaction of business. The Director of Client Services acts as secretary of the Proxy Committee and maintains a record of Proxy Committee meetings and actions.

The Proxy Committee is responsible for (i) the oversight and administration of proxy voting on behalf of the Adviser's clients, including developing, authorizing, implementing and updating the Adviser's proxy voting policies and procedures; (ii) overseeing the proxy voting process; and (iii) engaging and overseeing any third party service provider as voting agent to receive proxy statements and/or to provide information, research or other services intended to facilitate the proxy voting decisions made by the Adviser. The Proxy Committee typically reviews reports on the Adviser's proxy voting activity at least annually and as necessary to fulfill its responsibilities.

The Proxy Committee has developed a set of criteria for evaluating proxy issues. These criteria and general voting guidelines are set forth in the Adviser's Proxy Voting Guidelines (the "Guidelines"), a copy of which is attached hereto as Attachment C. The Proxy Committee may amend or supplement the Guidelines from time to time. All Guidelines are to be applied generally and not absolutely, such that the Adviser's evaluation of each proposal will be performed in the context of the Guidelines giving appropriate consideration to the circumstances of the company whose proxy is being voted.

PROCEDURES FOR IDENTIFICATION AND VOTING OF PROXIES

These proxy voting procedures are designed to enable SCM to resolve material conflicts of interest with clients before voting their proxies.

     1. SCM shall maintain a list of all clients for which it votes proxies. The list will be maintained either in hard copy or electronically and updated by the Director of Client Services or a designee who will obtain proxy voting information from client agreements.

         As part of the account opening procedure, The Director of Client Services will note whether or not SCM is responsible for voting client proxies for the new client.

     2. In cases where SCM has been designated to vote client proxies, we shall work with the client to ensure that SCM is the designated party to receive proxy voting materials from companies or intermediaries.

     3. The Director of Client Services shall receive all proxy voting materials and will be responsible for ensuring that proxies are voted and submitted in a timely manner.

     4. Prior to a proxy voting deadline, the appropriate Research Analyst will make a determination as to how to vote each proxy proposal based on his or her analysis of the proposal and the Guidelines. In evaluating a proxy proposal, an analyst may consider information from many sources, including management of the company, shareholder groups and independent proxy research services.

     5. SCM Staff Members will reasonably try to assess any material conflicts between SCM's interests and those of its clients with respect to proxy voting by considering the situations identified in the Conflicts of Interest section of this document.

     6. So long as there are no material conflicts of interest identified, SCM will vote proxies according to the policy. SCM may also elect to abstain from voting if it deems such abstinence in its clients' best interests. The rationale for "abstain" votes will be documented and the documentation will be maintained in the permanent file.

     7. Upon detection of a conflict of interest, the conflict will be brought to the attention of the Proxy Committee for resolution. See Conflicts of Interest section for additional information.

     8. SCM is not required to vote every client proxy and such should not necessarily be construed as a violation of SCM's fiduciary obligations. SCM shall at no time ignore or neglect its proxy voting responsibilities. However, there may be times when refraining from voting is in the client's best interest, such as when an adviser's analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client.

     9. The Director of Client Services and the Research Analyst will report any attempts by SCM's personnel to influence the voting of client proxies in a manner that is inconsistent with SCM's Proxy Policy, as well as, any attempts by persons or entitles outside SCM seeking to influence the voting of client proxies. Such report shall be made to SCM's CCO, or if the CCO is the person attempting to influence the voting, then to SCM's CEO.

     10. All proxy votes will be recorded and the following information will be maintained:

              o   The name of the issuer of the portfolio security;
              o   The exchange ticker symbol of the portfolio security;
              o The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
              o   The shareholder meeting date;
              o   The number of shares SCM is voting on firm-wide;
              o   A brief identification of the matter voted on;
              o Whether the matter was proposed by the issuer or by a security holder;
              o   Whether or not SCM cast its vote on the matter;
              o How SCM cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);
              o   Whether SCM cast its vote with or against management; and
              o   Whether any client requested an alternative vote of its proxy.

In the event that SCM votes the same proxy in two directions, it shall maintain documentation to support its voting (this may occur if a client requires SCM to vote a certain way on an issue, while SCM deems it beneficial to vote in the opposite direction for its other clients) in the permanent file.

CONFLICTS OF INTEREST

Although SCM has not currently identified any material conflicts of interest that would affect its proxy voting decisions, it is aware of the following potential conflicts that could exist in the future:

     o CONFLICT: SCM is retained by an institutional client, or is in the process of retaining an institutional client that is affiliated with an issuer that is held in SCM's client portfolios.

     o CONFLICT: SCM retains a client, or is in the process of retaining a client that is an officer or director of an issuer that is held in SCM's client portfolios. The similar conflicts of interest exist in this relationship as discussed above.

     o CONFLICT: SCM's Staff Members maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers. For example, the spouse of an SCM Staff Member may be a high-level executive of an issuer that is held in SCM's client portfolios. The spouse could attempt to influence SCM to vote in favor of management.

     o CONFLICT: SCM or a Staff Member(s) personally owns a significant number of an issuer's securities that are also held in SCM's client portfolios. For any number of reasons, a Staff Member(s) may seek to vote proxies in a different direction for his/her personal holdings than would otherwise be warranted by the proxy voting policy. The Staff Member(s) could oppose voting the proxies according to the policy and successfully influence SCM to vote proxies in contradiction to the policy.

RESOLUTION:

SCM realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its Staff Members to notify the Director of Client Services and/or the CCO of any material conflict that may impair SCM's ability to vote proxies in an objective manner. Upon such notification, the Director of Client Services and or the CCO will notify the Proxy Committee of the conflict.

In the event that the Proxy Committee determines that the SCM has a conflict of interest with respect to a proxy proposal, the Proxy Committee shall also determine whether the conflict is "material" to that proposal. The Proxy Committee may determine on a case-by-case basis that a particular proposal does not involve a material conflict of interest. To make this determination, the Proxy Committee must conclude that the proposal is not directly related to the Adviser's conflict with the issuer. If the Proxy Committee determines that a conflict is not material, then the Adviser may vote the proxy in accordance with the recommendation of the analyst.

In the event that the Proxy Committee determines that SCM has a material conflict of interest with respect to a proxy proposal, SCM will vote on the proposal in accordance with the determination of the Proxy Committee. Prior to voting on the proposal, the Adviser may (i) contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or (ii) with respect to client accounts that are not subject to ERISA, fully disclose the nature of the conflict to the client and obtain the client's consent as to how the Adviser will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy should be voted).

RECORDKEEPING

SCM must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business. Director of Client Services will be responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:
------------------------------------

     o Any request, whether written (including e-mail) or oral, received by any Staff Member of SCM, must be promptly reported to the Director of Client Services. All written requests must be retained in the permanent file.

     o The Director of Client Services will record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client's request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.

     o Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

Proxy statements received regarding client securities:
-----------------------------------------------------

     o Upon receipt of a proxy, copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions.

         NOTE: SCM is permitted to rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies.

Proxy voting records:
--------------------

     o Documents prepared or created by SCM that were material to making a decision on how to vote, or that memorialized the basis for the decision.

     o Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company's management discussions, etc. that were material in the basis for the decision.

DISCLOSURE

     o SCM will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) information about how clients may obtain information on how SCM voted their securities.

PROXY SOLICITATION

As a matter of practice, it is SCM's policy to not reveal or disclose to any client how SCM may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder's meeting.

The Director of Client Services is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients. At no time may any Staff Member accept any remuneration in the solicitation of proxies. The Director of Client Services shall handle all responses to such solicitations.

RESPONSIBILITY

The Director of Client Services is responsible for overseeing and implementing this policy.

                                   Appendix B

                             PROXY VOTING GUIDELINES
                             -----------------------

One of the primary factors SCM considers when determining the desirability of investing in a particular company is the quality and depth of its management. Accordingly, SCM believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved. As a matter of practice, SCM will vote on most issues presented in a portfolio company proxy statement in accordance with the position of the company's management, unless SCM determines that voting in accordance with management's recommendation would adversely affect the investment merits of owning the stock. However, SCM will consider each issue on its own merits, and will not support the position of the company's management in any situation where, in SCM's judgment, it would not be in the best interests of the client to do so.

                            I. THE BOARD OF DIRECTORS

A.    VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees are made on a CASE-BY-CASE basis, and may consider the following factors:

   o  Long-term corporate performance record relative to a market index;
   o  Composition of board and key board committees;
   o  Corporate governance provisions and takeover activity;
   o  Board decisions regarding executive pay;
   o  Director compensation;

B.    DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals concerning director and officer indemnification and liability protection are evaluated on a CASE-BY-CASE basis.

C.    VOTING FOR DIRECTOR NOMINEES IN CONTEST ELECTIONS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, and may consider the following factors:

   o long-term financial performance of the target company relative to its industry;
   o  management's track record;
   o  background to the proxy contest;
   o  qualifications of director nominees (both slates);
   o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

   o  stock ownership positions.

D.   Size of the Board

Proposals to limit the size of the Board should be evaluated on a CASE-BY-CASE basis.

                                  II. AUDITORS

RATIFYING AUDITORS

We generally vote FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

                           III. PROXY CONTEST DEFENSES

Cumulative Voting

We vote AGAINST proposals to eliminate cumulative voting.

We vote FOR proposals to permit cumulative voting.

                            IV. ANTI-TAKEOVER ISSUES

We generally oppose anti-takeover measures because they reduce shareholder rights. However, as with all proxy issues, we conduct an independent review of each anti-takeover proposal. On occasion, we may vote with management when it is concluded that the proposal is not onerous and would not harm clients' interests as shareholders. Anti-takeover issues include the following:

A.   POISON PILLS

The "poison pill" entitles shareholders to purchase certain securities at discount prices in the event of a change in corporate control. Such a measure would make a potential takeover prohibitively expensive to the acquirer.

We review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

B.   FAIR PRICE PROVISIONS

Fair price provisions attempt to ensure approximately equal treatment for all shareholders in the event of a full-scale takeover. Typically, such a provision requires would-be acquirers that have established threshold positions in target companies at given per-share prices to pay at least as much if they opt for complete control, unless certain conditions are met.

We vote FOR fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

We vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C.   GREENMAIL

Proposals relating to the prohibition of "greenmail" are designed to disallow the repurchase of stock from a person or group owning 5% or more of the company's common stock, unless approved by the disinterested holders of two-thirds or more of the outstanding stock. They could also prevent the company from repurchasing any class of stock at a price more than 5% above the current fair market price, unless an offer is made to all shareholders.

We vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

We review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D.   SUPERSTOCK

Another takeover defense is superstock, i.e., shares that give holders disproportionate voting rights. For example, one company proposed authorizing a class of preferred stock which "could be issued in a private placement with one or more institutional investors" and "could be designated as having voting rights which might dilute or limit the present voting rights of the holders of common stock...." The purpose of this additional class of stock would be to give insiders an edge in fending off an unsolicited or hostile takeover attempt.

We will review on case-by-case basis proposals that would authorize the creation of new classes of "superstock".

E. SUPERMAJORITY RULES

Supermajority provisions require approval by holders of minimum amounts of the common shares (usually 75% to 80%). While applied mainly to merger bids, supermajority rules also may be extended to cover substantive transfers of corporate assets, liquidations, reverse splits and removal of directors for reasons other than cause. A supermajority provision would make it nearly impossible in some cases for shareholders to benefit from a takeover attempt.

         1.   SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

         We vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

         We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

         2. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

         We vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

         We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

F.  BOARD CLASSIFICATION

High on the agenda of defense-minded corporate executives are staggered terms for directors, whereby only some (typically one-third) of the directors are elected each year. The "staggered board" acts as a bar to unwelcome takeover bids. An aggressive, affluent acquirer would need two years to gain a working majority of directors at a company whose board members are elected to staggered three-year terms of office.

We vote AGAINST proposals to classify the board.

We vote FOR proposals to repeal classified boards and elect all directors annually.

                     IV. MISCELLANEOUS GOVERNANCE PROVISION

BUNDLED PROPOSALS

We review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In this case where items are conditioned upon each other, we examine the benefits and costs of the packages items. In instances when the joint effect of the conditioned items is not in shareholder's best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

                              V. CAPITAL STRUCTURE

A.  COMMON STOCK AUTHORIZATION

We review on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue.

B.  DEBT RESTRUCTURING

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

                     VI. EXECUTIVE AND DIRECTOR COMPENSATION

In general, we vote on a CASE-BY-CASE basis on executive and director compensation plans, including stock option plans, with the view that viable compensation programs reward the creation of stockholder wealth.

                           VII. STATE OF INCORPORATION

A.  VOTING ON STATE TAKEOVER STATUTES

We review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions and disgorgement provisions).

B. Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation are examined on a CASE-BY-CASE basis.

                   VIII. MERGERS AND CORPORATE RESTRUCTURINGS

A. MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis.

B. Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyout, spin-offs, liquidations and asset sales are considered on a CASE-BY-CASE basis.

C. Spin-offs

Votes on spin-offs are considered on a CASE-BY-CASE basis.

D. Changing Corporate Name

We generally vote FOR changing the corporate name.

IX. SOCIAL AND ENVIRONMENTAL ISSUES

Consistent with its fiduciary duty to clients, SCM will vote on social issues with a view toward promoting good corporate citizenship. However, SCM realizes that it cannot require a portfolio company to go beyond applicable legal requirements or put itself in a non-competitive position. Social responsibility issues may include proposals regarding the following:

          o Ecological issues, including toxic hazards and pollution of the air and water;

          o Employment practices, such as the hiring of women and minority groups;

          o    Product quality and safety;

          o    Advertising practices;

          o Animal rights, including testing, experimentation and factory farming;

          o    Military and nuclear issues; and

          o International politics and operations, including the world debt crisis, infant formula, U.S. corporate activity in Northern Ireland, and the policy of apartheid in South Africa.

We review on a CASE-BY-CASE basis proposals regarding social or environmental issues.

                             JS ASSET MANAGEMENT LLC

The procedures for receipt and voting of proxies by JS Asset Management LLC are as follows:

1. The client notifies their custodian bank to forward all proxies for their account with JS Asset Management to the following address:

                           Institutional Shareholder Services, Inc.
                           VAS / 2729 / JS ASSET MANAGEMENT
                           2099 Gaither Road, Suite 501
                           Rockville, MD  20850-4045

2. JS Asset Management tracks the client portfolio(s) to ensure current listing of all securities held.

3. JS Asset Management tracks the shareholder meeting dates to ensure that all proxies are voted in a timely manner. Any discrepancies with the custodian bank over number of shares entitled to vote as of the record date are reconciled. Institutional Shareholder Services, Inc. contacts the appropriate custodian or proxy distribution agent if no share positions are reported via ADP or if no proxy cards are received.

4. JS Asset Management reviews the Institutional Shareholder Services (ISS) analyses of the proxy issues thoroughly and then communicates its voting position to Institutional Shareholder Services (ISS) electronically. ISS then executes the votes.

5. If a material conflict is present, JS Asset Management will follow the recommendation of ISS and will vote those shares accordingly.

6. JS Asset Management records and cross references all proxies to ensure they are received and voted.

7. JS Asset Management provides a report quarterly or annually summarizing securities voted with the supporting documentation of positions taken. Reports are available to non-ERISA clients upon request. ERISA clients automatically receive quarterly reports.

8. Copies of proxy statements are available from the SEC's Electronic Data Gathering, Analysis and Retrieval (EDGAR) system.

9. JS Asset Management's Proxy Policy is reviewed annually by the firm's Proxy Committee. The members of this committee are CIO John Schneider, CCO Jerry Scarpati and Proxy Administrator Brian McCafferty.

SUMMARY:

The Proxy Policy contains guidelines for reviewing all proxy proposals in a way that is consistent and that facilitates voting solely in the interests of plan participants and beneficiaries, and for the exclusive purpose of providing economic benefits to them. These guidelines provide a general framework for voting recurring proposals while unique proposals are reviewed case-by-case.

In general, JS Asset Management votes "FOR" those proposals that more closely link the fortunes of employees and management to the performance of the corporation's stock and/or aid in accountability to shareholders (plan participants and beneficiaries). Proxy proposals that serve to entrench management or reduce management's accountability to shareholders are typically voted "AGAINST."

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Registrant's Agreement and Declaration of Trust dated May 30, 2002 is herein incorporated by reference to Exhibit (a) of Registrant's Initial Registration Statement on Form N-1A filed with the SEC on September 26, 2002.

(a)(2) Certificate of Amendment to the Agreement and Declaration of Trust dated December 27, 2002, is herein incorporated by reference to Exhibit (a)(2) of Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the SEC on December 31, 2002.

(a)(3) Certificate of Amendment to Agreement and Declaration of Trust dated September 16, 2005, is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(b) Amended Bylaws dated June 3, 2005, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(c)   Not applicable.

(d)(1) Form of Management Agreement with Touchstone Advisors, Inc., is herein incorporated by reference to Exhibit (d)(i) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(d)(2) Form of Sub-Advisory Agreement between Touchstone Advisors, Inc. and Sands Capital Management, LLC is herein incorporated by reference to Exhibit (d)(ii) of Post- Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(d)(3) Form of Sub-Advisory Agreement between Touchstone Advisors, Inc. and JS Asset Management, LLC is herein incorporated by reference to Exhibit
      (d)(iii) of Post- Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(e) Form of Distribution Agreement with Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(f)   Not applicable.

(g) Custodian Agreement with PFPC, Inc. dated July 10, 2002, is herein incorporated by reference to Exhibit (g) of Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the SEC on December 31, 2002.

(h)(1) Administration Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 is incorporated by reference.

(h)(2) Transfer Agency Agreement with PFPC dated July 10, 2002, is herein incorporated by reference to Exhibit (h)(4) of Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the SEC on December 31, 2002.

(h)(3) Amended Sub-Administration and Accounting Services Agreement with PFPC dated July 10, 2002, is herein incorporated by reference to Exhibit
      (h)(ii) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(h)(4) Sub-Administration Agreement between Touchstone Advisors, Inc. and Integrated Fund Services, Inc., dated March 1, 2006, is herein incorporated by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(h)(5) Fidelity Bond Allocation Agreement dated April 1, 2006, is herein incorporated by reference to Exhibit (h)(v) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed with the SEC on March 2, 2007.

(i)   Opinion and Consent of Counsel is filed herewith.

(j)   Consent of Independent Accountant is filed herewith.

(k)   Not applicable.

(l)   Not applicable.

(m)   Not applicable.

(n)   Not applicable.

(o)   RESERVED

(p)(1) Registrant's Code of Ethics dated May, 2002, is herein incorporated by reference to Exhibit (p)(1) of Registrant's Initial Registration Statement on Form N-1A filed with the SEC on September 26, 2002.

(p)(2) Code of Ethics for Touchstone Securities, Inc. dated April 1, 2004, is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(p)(3) Code of Ethics for Touchstone Advisors, Inc. dated February 1, 2005, is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(p)(4) Form of Code of Ethics for Sands Capital Management, LLC is herein incorporated by reference to Exhibit (p)(5) of Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed with the SEC on August 31, 2004.

(p)(5) Form of Code of Ethics for JS Asset Management, LLC is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the SEC on April 22, 2005.

(q)(1) Powers of Attorney for Jill T. McGruder, Philip R. Cox, Donald C. Siekmann and Robert E. Stautberg are herein incorporated by reference to Exhibit (POA) of Post- Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(q)(2) Powers of Attorney for John F. Barrett, Richard L. Brenan, H. Jerome Lerner and John P. Zanotti are herein incorporated by reference to Exhibit
      (POA) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed with the SEC on March 2, 2007.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

Item 25. INDEMNIFICATION

Article VII of the Agreement and Declaration of Trust indemnifies the Trustees for any act, omission or obligation of the Trust. A Trustee shall not be personally liable for monetary damages or for breach of fiduciary duty as a trustee except in cases in which (i) the Trustee breaches the duty of loyalty to the Trust or its Shareholders, (ii) an act or omission not in good faith or that involves intentional misconduct or a knowing violation of law, (iii) the Trustee derived an improper personal benefit. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Adviser or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Trust shall indemnify each Person who is, or has been, a Trustee, a trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust's request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws.

Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

Article XI of the By-Laws of the Trust provides that every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and reasonable expenses incurred or paid by him unless he is found liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Management Agreement and Sub-Advisory Agreements provide that the Manager or Sub-Advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reckless disregard of its obligations and duties hereunder.

The Distribution Agreement provides that the Distributor will indemnify and hold harmless the Trust and each of its Trustees and officers against any loss, liability, damages, claim or expense unless such loss is by reason of willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of duties.

Item 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISORS

A. TOUCHSTONE ADVISORS, INC. (the "Advisor") is a registered investment adviser that provides investment management services to the Trust. The Advisor also serves as the investment adviser to Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust and Touchstone Investment Trust, registered investment companies.

The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 303 Broadway, Cincinnati, Ohio 45202. *The address is 400 Broadway, Cincinnati, Ohio 45202.

      (1) Jill T. McGruder, Director

            (a) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, IFS Fund Distributors, Inc., a broker-dealer, Integrated Investment Services, Inc., a transfer agent and Touchstone Securities, Inc., a broker-dealer.

            (b) President and a Director of IFS Agency Services, Inc.* an insurance agency, W&S Financial Group Distributors, Inc.*, an insurance agency, IFS Systems, Inc.*, an information systems provider, Integrity Life Insurance Company and National Integrity Life Insurance Company.

            (c) Senior Vice President of The Western & Southern Life Insurance Company*, an insurance company.

            (d) Senior Vice President and Director of W&S Brokerage Services, Inc.*, a broker-dealer.

            (e) President and Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Constellation Institutional Portfolios and Touchstone Funds Group Trust.

      (2) James H. Grifo, President

            (a) President of Touchstone Securities, Inc.

            (b) Vice President of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Constellation Institutional Portfolios.

      (3) Patricia J. Wilson, Chief Compliance Officer

            (a) Chief Compliance Officer of Touchstone Securities, Inc.

      (4) Donald J. Wuebbling, Chief Legal Officer/ Secretary/Director

            (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc.,Integrated Investment Services, Inc., Capital Analysts Incorporated, Integrity Life Insurance Company, National Integrity Life Insurance Company and WestAd Inc.*

            (b) Senior Vice President and General Counsel of The Western and Southern Life Insurance Company

            (c) Senior Vice President and Director of W&S Brokerage Services, Inc., a broker-dealer

            (d) Senior Vice President and Secretary of Columbus Life Insurance Company, 400 East Fourth Street, Cincinnati, Ohio 45202

            (e) Secretary and a Director of Eagle Realty Group, LLC, 421 East Fourth Street, Cincinnati, OH 45202, IFS Financial Services, Inc.and Fort Washington Investment Advisors, Inc.

            (f) Assistant Secretary and a Director of Eagle Realty Investments, Inc., 421 East Fourth Street, Cincinnati, OH 45202

      (5) Richard K. Taulbee, Vice President

            (a) Vice President of IFS Financial Services, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., Touchstone Securities, Inc., Capital Analysts Incorporated, Eagle Realty Investments, Inc., W&S Brokerage Services, Inc., IFS Fund Distributors, Inc., IFS Systems, Inc., WestAd Inc., The Western and Southern Life Insurance Company, Integrity Life Insurance Company and National Integrity Life Insurance Company

            (b) Assistant Treasurer of Fort Washington Investment Advisors, Inc. and Columbus Life Insurance Company

      (6) James J. Vance, Vice President & Treasurer

            (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc., Touchstone Securities, Inc., Columbus Life Insurance Company, Eagle Realty Group, LLC, Eagle Realty Investments, Inc., Integrity Life Insurance Company, National Integrity Life Insurance Company and WestAd Inc.

            (b) Treasurer of W&S Brokerage Services, Inc.

      (7) Terrie A. Wiedenheft - Chief Financial Officer

            (a) Senior Vice President, Chief Financial Officer and Treasurer of Integrated Investment Services, Inc., W&S Brokerage Services, Inc. and IFS Fund Distributors, Inc.

            (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

            (c) Treasurer & Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Constellation Institutional Portfolios and Touchstone Funds Group Trust.

            (d) Senior Vice President and Chief Financial Officer of Fort Washington Investment Advisors, Inc.

      (8) James N. Clark - Director

            (a) A Director of The Western and Southern Life Insurance Company, Western-Southern Life Assurance Company, Western & Southern Financial Group, Inc., Columbus Life Insurance Company, Eagle Realty Group, LLC, Eagle Realty Investments, Inc., IFS Agency Services, Inc., IFS Systems, Inc., Touchstone Securities, Inc., W&S Financial Group Distributors, Inc. and Capital Analysts Incorporated

            (b) Director and Secretary of WestAd Inc.

      (9) William A. Dent, Senior Vice President, Product Management and
Marketing

            (a) Vice President of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Constellation Institutional Portfolios and Touchstone Funds Group Trust.

B. SANDS CAPITAL MANAGEMENT, LLC ("Sands Capital") is a registered advisor providing sub-advisory services to the Sands Capital Institutional Growth Portfolio. The address of Sands Capital is 1100 Wilson Blvd., Suite 3050, Arlington, VA 2209. Except as stated below, no director, officer or partner of Sands Capital has been engaged in any other business or profession of a substantial nature during the past two fiscal years.

      (1) Robert C. Puff, Jr., Director

            (a) Director at Affiliated Managers Group, Inc., 600 Hale Street, Prides Crossing, MA 01965.

C. JS ASSET MANAGEMENT, LLC ("JSAM") is a registered advisor providing sub-advisory services to the JSAM Large Cap Value Portfolio and the JSAM Value Portfolio. The address of JSAM is One Tower Bridge, 100 Front Street, West Conshocken Pennsylvania. Except as stated below, no director, officer or partner of JSAM has been engaged in any other business or profession of a substantial nature during the past two fiscal years.

      (1) John K. Schneider, Chief Executive Officer/Chief Investment Officer

            (a) Portfolio Manager at PIMCO Equity Advisors, 1345 Avenue of the Americas, New York, NY 10105 until 2005.

Item 27 PRINCIPAL UNDERWRITER

            (a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust and Touchstone Strategic Trust. Unless otherwise noted, the address of the persons named below is 303 Broadway, Cincinnati, Ohio 45202. *The address is 400 Broadway, Cincinnati, Ohio 45202.

                                       POSITION               POSITION
                                       WITH                   WITH
           (b)  NAME                   UNDERWRITER            REGISTRANT
                -----                  -----------            ----------
                James H. Grifo         President              Vice President

                Jill T. McGruder       Director               Trustee/President

                James N. Clark*        Director               None

                Donald J. Wuebbling*   Director               None

                Patricia J. Wilson     Chief Compliance       None
                                       Officer

                Richard K. Taulbee*    Vice President         None

                James J. Vance*        Vice President &       None
                                       Treasurer

                Terrie A. Wiedenheft   Chief Financial        Controller/
                                       Officer                Treasurer

            (c) None

Item 28. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained as follows:

      (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b);(3); (6);
(8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

         PFPC Trust Company
         760 Moore Road,
         King of Prussia, Pennsylvania 19406

      (b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);(4);
(5);(6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's Administrator and Sub-Administrator

         Touchstone Advisors, Inc. (Administrator)
         Integrated Investment Services, Inc. (Sub-Administrator)
         303 Broadway, Suite 1100
         Cincinnati, Ohio 45202

         PFPC, Inc.
         760 Moore Road,
         King of Prussia, Pennsylvania 19406

      (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

         Touchstone Advisors, Inc.
         303 Broadway, Suite 1100
         Cincinnati, Ohio 45202

         Sands Capital Management LLC
         1100 Wilson Boulevard, Suite 3050
         Arlington, VA 22209

         JS Asset Management, LLC
         1 Tower Bridge, 100 Front Street, Suite 501
         West Conshohocken, PA  19428

Item 29. MANAGEMENT SERVICES NOT DISCUSSED IN PART A OR PART B

None.

Item 30. UNDERTAKINGS

None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post Effective Amendment No. 5 to Registration Statement No. 333-119865 to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 1st day of May, 2007.

                                        CONSTELLATION INSTITUTIONAL PORTFOLIOS

                                                /s/ Jill T. McGruder
                                                --------------------
                                            By: Jill T. McGruder, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Jill T. McGruder              Trustee & President            May 1, 2007
--------------------
JILL T. MCGRUDER

/s/ Terrie A. Wiedenheft          Controller & Treasurer         May 1, 2007
------------------------
TERRIE A. WIEDENHEFT

*PHILLIP R. COX                   Trustee

*DONALD C. SIEKMANN               Trustee

*ROBERT E. STAUTBERG              Trustee

*JOHN F. BARRETT                  Trustee

*RICHARD L. BRENAN                Trustee

*H. JEROME LERNER                 Trustee

*JOHN P. ZANOTTI                  Trustee


By: /s/ Jay S. Fitton
    -----------------
Jay S. Fitton                                                    May 1, 2007
* Attorney-in-fact

                                  EXHIBIT INDEX

EX-99.(b)(i)      Opinion and Consent of Counsel is filed herewith.
EX-99.(b)(j)      Consent of Independent Accountant is filed herewith.